UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24016

Capital Group KKR Core Plus (plus)

(Exact name of registrant as specified in charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of principal executive offices)

Brian C. Janssen

6455 Irvine Center Drive

Irvine, California 92618

(Name and address of agent for service)

Registrant’s telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1 - Reports to Stockholders

Capital Group
KKR Core Plus+
Semi-annual report
for the six months ended
June 30, 2026

Seeking higher income than a traditional core plus strategy

Capital Group KKR Core Plus+ seeks to blend public fixed income and private credit to pursue higher income than a traditional core plus strategy.
Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.
Here are the average annual total returns on a $1,000 investment for the periods ended June 30, 2026:
	1 year	Lifetime (since 4/29/2025*)
Class F-2 shares	4.56%	5.33%
Class A shares (reflecting 3.75% maximum sales charge)	0.24	1.67
For other share class results, visit capitalgroup.com.
*
The fund was seeded on April 24, 2025, and commenced operations and began offering shares to the public on April 29, 2025. Performance information presented herein and in the fund’s prospectus is measured from April 29, 2025, and does not include performance during the seed period.
The fund’s total annual operating expense ratios are 1.27% for Class F-2 shares and 1.55% for Class A shares, and the net expense ratios are 0.98% for Class F-2 shares and 1.26% for Class A shares as of the prospectus dated March 11, 2026. The expense ratios are estimated amounts for the current fiscal year.
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser and sub-adviser are currently reimbursing a portion of other expenses. The reimbursement will be in effect through at least April 22, 2027, and renewed annually thereafter unless terminated by the fund, the investment adviser and sub-adviser or otherwise. Investment results and net expense ratios reflect the reimbursement, without which the results would have been lower and the expense ratios would have been higher. Visit capitalgroup.com for more information.
The fund’s net 30-day yield as of June 30, 2026, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.74% for Class F-2 shares and 5.22% for Class A shares. The fund’s gross 30-day yield as of that date was 5.52% for Class F-2 shares and 5.00% for Class A shares. The fund’s 12-month distribution rate as of that date was 6.56% for Class F-2 shares and 5.96% for Class A shares. Both Class A share results reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Higher yielding, higher risk bonds can fluctuate in price more than investment-grade bonds, so investors should maintain a long-term perspective. Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investments in mortgage-related securities involve additional risks, such as prepayment risk. As a nondiversified fund, Capital Group KKR Core Plus+ has the ability to invest a larger percentage of assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor results by a single issuer could adversely affect fund results more than if the fund were invested in a larger number of issuers. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.
The fund is an interval fund that currently provides liquidity to shareholders through quarterly repurchase offers for up to 10% of its outstanding shares. To the extent more than 10% of outstanding shares are tendered for repurchase, the redemption proceeds are generally distributed proportionately to redeeming investors (“proration”). Due to this repurchase limit, shareholders may be unable to liquidate all or a portion of their investment during a particular repurchase offer window. In addition, anticipating proration, some shareholders may request more shares to be repurchased than they actually wish, increasing the likelihood of proration. Shares are not listed on any stock exchange, and we do not expect a secondary market in the shares to develop. Due to these restrictions, investors should consider their investment in the fund to be subject to illiquidity risk.

Contents
2	Results at a glance
3	Investment portfolio
24	Financial statements
28	Notes to financial statements
45	Financial highlights

Investment strategies are not guaranteed to meet their objectives and are subject to loss. Investing in the fund is not suitable for all investors. Investors should consult their investment professional before making an investment decision and evaluate their ability to invest for the long term. Because of the nature of the fund’s investments, the results of the fund’s operations may be volatile. Accordingly, investors should understand that past performance is not predictive of future results.
Bond investments may be worth more or less than the original cost when redeemed. High-yield, lower rated securities involve greater risk than higher rated securities; portfolios that invest in them may be subject to greater levels of credit and liquidity risk than portfolios that do not. The fund may invest in structured products, which generally entail risks associated with derivative instruments and bear risks of the underlying investments, index or reference obligation. These securities include asset-based finance securities, mortgage-related assets and other asset-backed instruments, which may be sensitive to changes in interest rates, subject to early repayment risk, and their value may fluctuate in response to the market’s perception of issuer creditworthiness; while generally supported by some form of government or private guarantee, there is no assurance that private guarantors will meet their obligations. While not directly correlated to changes in interest rates, the values of inflation-linked bonds generally fluctuate in response to changes in real interest rates and may experience greater losses than other debt securities with similar durations. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. For example, the fund may purchase and write call and put options on futures, giving the holder the right to assume a long (call) or short (put) position in a futures contract at a specified price. There is no assurance of a liquid market for any futures or futures options contract at any time.
The fund invests in private, illiquid credit securities, consisting primarily of loans and asset-backed finance securities. The fund may invest in or originate senior loans, which hold the most senior position in a business’s capital structure. Some senior loans lack an active trading market and are subject to resale restrictions, leading to potential illiquidity. The fund may need to sell other investments or borrow to meet obligations. The fund may also invest in mezzanine debt, which is generally unsecured and subordinated, carrying higher credit and liquidity risk than investment-grade corporate obligations. Default rates for mezzanine debt have historically been higher than for investment-grade securities. Bank loans are often less liquid than other types of debt instruments, and general market and financial conditions may affect the prepayment of bank loans. As such, the prepayments cannot be predicted with accuracy.
Illiquid assets are more difficult to sell and may become impossible to sell in volatile market conditions. Reduced liquidity may have an adverse impact on the market price of such holdings, and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Illiquid assets are also generally difficult to value because they rarely have readily available market conditions. Such securities require fair value pricing, which is based on subjective judgments and may differ materially from the value that would be realized if the security were to be sold.
The fund intends to declare daily dividends from net investment income and distribute the accrued dividends, which may fluctuate, to investors each month. Generally, dividends begin accruing on the day payment for shares is received by the fund. In the event the fund’s distribution of net investment income exceeds its income and capital gains paid by the fund’s underlying investments for tax purposes, a portion of such distribution may be classified as return of capital. The fund’s current intention not to use borrowings other than for temporary and/or extraordinary purposes may result in a lower yield than it could otherwise achieve by using such strategies and may make it more difficult for the fund to achieve its investment objective than if the fund were to use leverage on an ongoing basis. There can be no assurance that a change in market conditions or other factors will not result in a change in the fund distribution rate at a future time.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Capital Group KKR Core Plus+	1

Fellow investors:
Results for Capital Group KKR Core Plus+ for the period ended June 30, 2026, are shown in the table below, as well as results of the fund’s benchmark.
During the six-month period, fund results outpaced the benchmark. The fund invests in both public and private credit markets to pursue its objective of providing a high level of current income while seeking maximum total return, consistent with preservation of capital.
For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/cpp. You can also access information about Capital Group’s interval funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.
Results at a glance
For the six months ended June 30, 2026, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 4/29/2025*)
Capital Group KKR Core Plus+ (Class F-2 shares)	0.86%	4.56%	5.33%
Capital Group KKR Core Plus+ (Class A shares)	0.68	4.18	5.01
Bloomberg U.S. Aggregate Index†	0.62	3.79	3.91
Past results are not predictive of results in future periods.

*
The fund was seeded on April 24, 2025, and commenced operations and began offering shares to the public on April 29, 2025. Performance information presented herein and in the fund prospectus is measured from April 29, 2025, and does not include performance during the seed period.
†
Source(s): Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There may have been periods when the fund has lagged the index.

2	Capital Group KKR Core Plus+

Investment portfolio June 30, 2026unaudited

Portfolio by type of security
Percent of net assets

Portfolio quality summary*	Percent of net assets
AAA/Aaa	3.12%
AA/Aa	15.12
A/A	10.69
BBB/Baa	9.65
Below investment grade	16.03
Unrated	40.01
Other†	1.80
Short-term securities & other assets less liabilities	3.58
*
Bond ratings, which typically range from AAA (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody/s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the "unrated" category (above) have not been rated by any of the rating agencies noted above; however, the investment adviser or sub-adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Rating exposure "Other" may include equities, rights, warrants, preferreds, convertibles, forwards and FX (foreign exchange) options, if any.

Bonds, notes & other debt instruments 94.62%	Principal amount (000)	Value (000)
Loans 33.74%
Industrials 12.85%
Bells Parent, Inc., Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 5.00%) 8.732% 4/25/2033 (a)(b)(c)	USD102	$101
Bells Parent, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 5.00%) 8.679% 4/25/2033 (a)(b)(c)	344	342
Conservice Midco, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.232% 2/25/2033 (a)(b)(c)	440	430
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (a)(c)	50	50
Dispatch Acquisition Holdings, LLC, Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 11/19/2032 (a)(b)(c)(d)	63	63
Dispatch Acquisition Holdings, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 11/19/2032 (a)(b)(c)(d)	846	843
Elk Bidco, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.232% 6/14/2032 (a)(b)(c)	2,391	2,372
Falconwing Aero Leasing DAC, Delayed Draw Term Loan, First Lien, 6.51% 10/26/2027 (a)(b)	212	212
Falconwing Aero Leasing DAC, Delayed Draw Term Loan, First Lien, 6.50% 12/11/2027 (a)(b)	212	212
Fortna AR, LLC, Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.47% 6/1/2029 (a)(b)(c)(d)	3,421	3,421
Horizon CTS Buyer, LLC, Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.483% 3/29/2032 (a)(b)(c)	378	378
Horizon CTS Buyer, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% Cash 3/29/2032 (a)(b)(c)(e)	3,020	3,015
Jeppesen Holdings, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% Cash 10/31/2032 (a)(b)(c)(e)	1,177	1,158
Leav Aviation GmBH, Term Loan, First Lien, 7.42% 11/28/2031 (a)(b)	333	333
Low Voltage Holdings, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% Cash 4/28/2032 (a)(b)(c)(e)	2,577	2,603
NFO Orange Buyer, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.50%) 10.25% 1/13/2033 (a)(b)(c)	57	57
NFO Orange Buyer, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.245% 1/13/2033 (a)(b)(c)	737	731
Pavement Preservation Group, Inc., Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 5.25%) 8.893% 8/9/2030 (a)(b)(c)	7	7

Capital Group KKR Core Plus+	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Industrials (continued)
Pavement Preservation Group, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 5.25%) 8.894% 8/9/2030 (a)(b)(c)	USD107	$107
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (a)(c)	459	416
Pike Group, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 7.889% Cash 12/20/2032 (a)(b)(c)(e)	734	724
Railpros, Inc., Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 7.886% 5/24/2032 (a)(b)(c)(d)	13	13
Railpros, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.886% 5/24/2032 (a)(b)(c)(d)	142	142
Saber Parent Holdings Corp., Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.50%) 0.50% 12/16/2032 (a)(b)(c)	45	45
Saber Parent Holdings Corp., Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 2.25% PIK and 6.127% Cash 12/16/2032 (a)(b)(c)(e)	35	35
Saber Parent Holdings Corp., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 2.25% PIK and 6.133% Cash 12/16/2032 (a)(b)(c)(e)	715	709
Setna Aero Lease 3 Borrower, LLC, Delayed Draw Term Loan, First Lien, 5.86% 12/2/2031 (a)(b)	452	452
Sunrun Charis Portfolio 2023, LLC, Term Loan, First Lien, 6.925% 7/30/2053 (a)(b)	647	658
Sunrun Romulus Portfolio 2024, LLC, Term Loan, First Lien, 6.477% 1/31/2054 (a)(b)	762	761
Truck-Lite Co., LLC, Delayed Draw Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.419% Cash 2/13/2032 (a)(b)(c)(e)	110	110
Truck-Lite Co., LLC, Delayed Draw Term Loan A, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.427% 2/13/2032 (a)(b)(c)	29	29
Truck-Lite Co., LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.414% Cash 2/13/2032 (a)(b)(c)(e)	3,876	3,861
Truck-Lite Co., LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.414% Cash 2/13/2032 (a)(b)(c)(e)	143	142
W. A. Kendall and Co., LLC, Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 5.75%) 9.744% 4/22/2030 (a)(b)(c)	210	210
W. A. Kendall and Co., LLC, Delayed Draw Term Loan A, First Lien, (6-month USD CME Term SOFR + 5.75%) 9.799% 4/22/2030 (a)(b)(c)	44	44
W. A. Kendall and Co., LLC, Revolver, First Lien, (6-month USD CME Term SOFR + 5.88%) 9.82% 4/22/2030 (a)(b)(c)	109	109
W. A. Kendall and Co., LLC, Term Loan, First Lien, (6-month USD CME Term SOFR + 5.75%) 9.806% 4/22/2030 (a)(b)(c)	722	722
West Star Aviation Acquisition, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.136% 5/20/2032 (a)(b)(c)	78	78
West Star Aviation Acquisition, LLC, Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.414% Cash 5/20/2032 (a)(b)(c)(e)	3,677	3,677
Woolpert Holdings, Inc., Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 5.728% 4/5/2032 (a)(b)(c)	92	90
Woolpert Holdings, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.244% 4/5/2032 (a)(b)(c)	358	351
Woolpert, Inc., Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.244% 4/5/2031 (a)(b)(c)	5	5
Woolpert, Inc., Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 5.00%) 4.50% 4/5/2032 (a)(b)(c)	1	1
		29,819

Financials 10.15%
Ares Secondaries Pbn Finance Co. IV, LLC, Term Loan A, (3-month USD CME Term SOFR + 2.90%) 6.575% 4/14/2039 (a)(b)(c)	459	459
Ares Secondaries Pbn Finance Co. IV, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.425% 4/14/2039 (a)(b)(c)	234	234
Ares Secondaries Pbn Finance Co. IV, LLC, Term Loan C, (3-month USD CME Term SOFR + 8.50%) 12.175% 4/14/2039 (a)(b)(c)	231	231
ASF Moonstone Acquisition, LP, Term Loan, First Lien, (3-month USD CME Term SOFR + 2.20%) 2.20% 3/17/2032 (a)(b)(c)	532	530
ASF Nia, LP, Term Loan, First Lien, (3-month USD CME Term SOFR + 2.35%) 6.05% 3/26/2031 (a)(b)(c)	1,085	1,079
ASF Rembrandt, LP, Term Loan, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.20% 12/21/2028 (a)(b)(c)	595	595
Astra Service Partners, LLC, Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.24% Cash 11/26/2032 (a)(b)(c)(e)	128	128
Astra Service Partners, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.24% Cash 11/26/2032 (a)(b)(c)(e)	752	750
Bhg Funding 09 Trust, Term Loan, 4.76% 3/17/2036 (a)(b)	68	68
Bhg Funding 09 Trust, Term Loan, 5.63% 3/17/2036 (a)(b)	29	29
Bhg Funding 09 Trust, Term Loan, 5.99% 3/17/2036 (a)(b)	7	6
Bhg Funding 09 Trust, Term Loan, 6.34% 3/17/2036 (a)(b)	20	20

4	Capital Group KKR Core Plus+

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Financials (continued)
Bhg Funding 09 Trust, Term Loan, 6.83% 3/17/2036 (a)(b)	USD34	$33
Bhg Funding 09 Trust, Term Loan, 8.39% 3/17/2036 (a)(b)	14	14
Com Laude Group, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 5.00%) 8.70% 12/30/2032 (a)(b)(c)	392	382
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (a)(c)	110	108
Denali Topco, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.163% Cash 8/26/2032 (a)(b)(c)(e)	68	66
Falconwing Aero Leasing 2 DAC, Term Loan, First Lien, 6.30% 6/28/2032 (a)(b)	134	134
FSS Buyer, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.120% 8/29/2031 (a)(b)(c)(d)	2,459	2,425
Hbwm Intermediate II, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.402% 8/18/2031 (a)(b)(c)	187	187
Hbwm Intermediate II, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.75%) 8.394% 11/17/2031 (a)(b)(c)	1,791	1,799
Hbwm Intermediate II, LLC, Term Loan, First Lien, (1-month USD CME Term SOFR + 4.75%) 8.394% 11/17/2031 (a)(b)(c)	1,493	1,499
Higginbotham Insurance Agency, Inc., Delayed Draw Term Loan A, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.144% 6/11/2031 (a)(b)(c)(d)	43	43
Higginbotham Insurance Agency, Inc., Delayed Draw Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.144% 6/11/2031 (a)(b)(c)(d)	35	35
Higginbotham Insurance Agency, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.144% 6/11/2031 (a)(b)(c)(d)	848	848
Integrity Marketing Acquisition, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 5.00%) 8.666% 8/25/2028 (a)(b)(c)(d)	3,168	3,168
JPTR Trust 2025-1, Term Loan A-FL, (1-month USD CME Term SOFR + 1.20%) 4.849% 12/25/2055 (a)(b)(c)	51	51
JPTR Trust 2025-1, Term Loan A-FL, (1-month USD CME Term SOFR + 1.20%) 4.849% 12/25/2055 (a)(b)(c)	18	18
JPTR Trust 2025-1, Term Loan A-FL, (1-month USD CME Term SOFR + 1.20%) 4.853% 12/25/2055 (a)(b)(c)	10	10
JPTR Trust 2025-1, Term Loan A-FX, 4.85% 12/25/2055 (a)(b)	320	320
JPTR Trust 2025-1, Term Loan A-FX, 4.95% 12/25/2055 (a)(b)	231	231
JPTR Trust 2025-1, Term Loan A-FX, 4.97% 12/25/2055 (a)(b)	55	55
JPTR Trust 2025-1, Term Loan B, 5.25% 12/25/2055 (a)(b)	59	59
JPTR Trust 2025-1, Term Loan B, 5.37% 12/25/2055 (a)(b)	10	10
JPTR Trust 2025-1, Term Loan B, 5.45% 12/25/2055 (a)(b)	39	40
JPTR Trust 2025-1, Term Loan C, 5.50% 12/25/2055 (a)(b)	14	14
JPTR Trust 2025-1, Term Loan C, 5.62% 12/25/2055 (a)(b)	2	2
JPTR Trust 2025-1, Term Loan C, 5.65% 12/25/2055 (a)(b)	9	9
JPTR Trust 2025-1, Term Loan D, 6.10% 12/25/2055 (a)(b)	9	9
JPTR Trust 2025-1, Term Loan D, 6.22% 12/25/2055 (a)(b)	2	2
JPTR Trust 2025-1, Term Loan D, 6.25% 12/25/2055 (a)(b)	6	6
KKR Maguire Levered Borrower, LLC, Delayed Draw Revolver, (3-month USD CME Term SOFR + 2.75%) 6.37% 11/22/2032 (a)(b)(c)	506	506
Koala Investment Holdings, Inc., Revolver, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.942% 8/29/2032 (a)(b)(c)(d)	12	12
Koala Investment Holdings, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.994% Cash 8/29/2032 (a)(b)(c)(e)	277	275
Oak Funding, LLC, Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.163% 12/2/2032 (a)(b)(c)(d)	909	918
PAS Aircraft Leasing MSN 38875 DAC, Term Loan, First Lien, 6.31% 6/11/2028 (a)(b)	183	183
PPV Intermediate Holdings, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 5.75%) 9.398% 8/31/2029 (a)(b)(c)	77	77
PPV Intermediate Holdings, LLC, Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 6.00%) 9.666% 8/31/2029 (a)(b)(c)	40	39
PPV Intermediate Holdings, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.75%) 9.416% 8/31/2029 (a)(b)(c)	2,628	2,553
Rialto Management Group, LLC, Term Loan, First Lien, (1-month USD CME Term SOFR + 5.00%) 8.644% 12/5/2030 (a)(b)(c)	1,765	1,769
Stepstone Boulder II, LP, Delayed Draw Term Loan A, First Lien, (3-month USD CME Term SOFR + 2.70%) 6.432% 4/30/2041 (a)(b)(c)	148	148
VIB Trade Receivable DAC, Revolver, First Lien, (1-month USD CME Term SOFR + 4.75%) 8.417% 4/23/2029 (a)(b)(c)	1,361	1,361
		23,547

Information technology 6.27%
Bonterra, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.468% 3/5/2032 (a)(b)(c)(d)	138	138

Capital Group KKR Core Plus+	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Information technology (continued)
Bonterra, LLC, Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.45% 3/5/2032 (a)(b)(c)(d)	USD706	$690
Bonterra, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.45% 3/5/2032 (a)(b)(c)(d)	3,993	3,901
Cast & Crew, LLC, Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.429% 12/31/2028 (a)(b)(c)(d)	338	338
Diamondback Acquisition, Inc., Revolver, First Lien, (3-month USD CME Term SOFR + 4.50%) 9.042% 9/24/2032 (a)(b)(c)	32	32
Diamondback Acquisition, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.12% 9/24/2032 (a)(b)(c)	743	700
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (a)(c)	160	148
Flexera Software, LLC, Term Loan, First Lien, (3-month EUR-EURIBOR + 4.75%) 6.709% Cash 8/16/2032 (a)(b)(c)(e)	EUR106	117
Flexera Software, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.149% Cash 8/16/2032 (a)(b)(c)(e)	USD350	338
Med-Metrix, LLC, Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.144% Cash 7/21/2032 (a)(b)(c)(e)	3	3
MEDX Holdings, LLC, Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% Cash 7/21/2032 (a)(b)(c)(e)	3,725	3,688
Navex Global Holding Co., Term Loan, First Lien, (3-month USD CME Term SOFR + 5.00%) 5.00% Cash 10/14/2032 (a)(b)(c)(e)	92	89
Opalite Buyer, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% Cash 4/21/2033 (a)(b)(c)(e)	405	396
Pros Parent, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.399% Cash 12/9/2032 (a)(b)(c)(e)	896	867
Safety Borrower Holdings, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 11.00% 12/19/2032 (a)(b)(c)(d)	3	3
Safety Borrower Holdings, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.394% Cash 12/19/2032 (a)(b)(c)(e)	604	588
Vamos Bidco, Inc., Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.478% 1/30/2032 (a)(b)(c)	29	29
Vamos Bidco, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.232% Cash 1/30/2032 (a)(b)(c)(e)	1,427	1,377
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (a)(c)	221	223
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (a)(c)	89	90
Webpros Holding SARL, Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.00%) 8.613% Cash 12/4/2032 (a)(b)(c)(e)	816	785
		14,540

Materials 1.44%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (a)(c)	45	44
Packaging Coordinators Midco, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 10/15/2032 (a)(b)(c)(d)	3,354	3,296
		3,340

Consumer staples 1.04%
TPSI Receivables, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 1/24/2029 (a)(b)(c)(d)	2,374	2,374
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.87% 2/11/2033 (a)(c)	35	35
		2,409

Health care 0.68%
AGS Health BCP Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.50%) 7.916% 8/2/2032 (a)(b)(c)	224	218
AGS Health BCP, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.916% 8/2/2032 (a)(b)(c)	118	114
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (a)(c)	79	79
Pioneer UK Holdings, Ltd., Delayed Draw, Term Loan, First Lien, (3-month USD CME Term SOFR + 5.00%) 8.728% 10/15/2032 (a)(b)(c)	598	598
Premise Health Holdings Corp., Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.482% 11/8/2032 (a)(b)(c)	114	114
Premise Health Holdings Corp., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 11/8/2032 (a)(b)(c)	454	451
		1,574

6	Capital Group KKR Core Plus+

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Communication services 0.52%
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (a)(c)	USD265	$249
Likewize Receivables, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 5.00%) 8.703% 5/25/2029 (a)(b)(c)	126	126
Medmark Media Communications, Inc., Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 5.25%) 8.869% 2/16/2030 (a)(b)(c)(d)	14	14
Medmark Media Communications, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 5.25%) 8.95% 2/16/2030 (a)(b)(c)(d)	823	828
		1,217

Consumer discretionary 0.49%
HP TLE Buyer, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% Cash 7/1/2032 (a)(b)(c)(e)	662	669
Invited, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.25%) 8.894% Cash 6/9/2032 (a)(b)(c)(e)	273	271
Sothebys Art Payments, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.405% 2/2/2029 (a)(b)(c)	200	200
		1,140

Energy 0.30%
John Wood Group PLC, Revolver, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.122% 10/31/2028 (a)(b)(c)(d)	709	709
Total loans		78,295
Corporate bonds and notes 29.65%
Financials 8.94%
ACF TD Holdings, LLC 6.46% 5/30/2031 (b)	2,667	2,683
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (f)	110	109
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	120	118
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (f)	45	45
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (g)	125	128
American International Group, Inc. 5.125% 3/27/2033	50	50
AmWINS Group, Inc. 4.875% 6/30/2029 (f)	70	67
Apollo Debt Solutions BDC 6.90% 4/13/2029	6	6
Apollo Debt Solutions BDC 5.875% 8/30/2030	6	6
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	204	200
Apollo Debt Solutions BDC 6.70% 7/29/2031	24	24
Apollo Debt Solutions BDC 6.55% 3/15/2032 (f)	130	131
Apollo Debt Solutions BDC 6.55% 3/15/2032	12	12
Arch Capital Group, Ltd. 5.25% 6/15/2036	57	57
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	200	202
Ares Capital Corp. 5.55% 1/15/2030	213	212
Aretec Group, Inc. 7.50% 4/1/2029 (f)	90	90
Aretec Group, Inc. 10.00% 8/15/2030 (f)	46	48
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	200	200
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (f)(g)	200	197
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (g)	150	141
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (g)	240	214
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (g)	160	157
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (g)	125	113
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (g)	2	2
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (g)	250	221
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (g)	50	44
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (g)	11	10
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (g)	225	222
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (f)(g)	200	200
Blackstone Private Credit Fund 4.00% 1/15/2029	7	7
Blackstone Private Credit Fund 5.95% 7/16/2029	216	216
Blackstone Private Credit Fund 5.25% 4/1/2030	7	7
Blackstone Private Credit Fund 6.25% 1/25/2031	21	21
Blackstone Private Credit Fund 5.35% 3/12/2031	56	54
Blackstone Private Credit Fund 5.95% 5/15/2031	21	21
Block, Inc. 5.625% 8/15/2030 (f)	55	55

Capital Group KKR Core Plus+	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Block, Inc. 3.50% 6/1/2031	USD30	$28
Block, Inc. 6.50% 5/15/2032	210	214
Block, Inc. 6.00% 8/15/2033 (f)	70	71
Blue Owl Credit Income Corp. 4.70% 2/8/2027	105	104
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (f)	75	75
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(g)	250	245
Brown & Brown, Inc. 4.90% 6/23/2030	275	275
Brown & Brown, Inc. 5.55% 6/23/2035	318	317
Brown & Brown, Inc. 6.25% 6/23/2055	61	62
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (f)(g)	200	198
Chubb INA Holdings, LLC 5.00% 3/15/2034	100	100
Cipher Compute, LLC 7.125% 11/15/2030 (f)	95	99
Citibank, NA 4.914% 5/29/2030	250	253
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (g)	200	199
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (g)	200	202
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	175	166
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	90	78
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (f)	394	376
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (g)	150	148
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (g)	150	150
FS KKR Capital Corp. 7.50% 8/1/2031	80	80
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (g)	285	283
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (g)	227	204
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (g)	115	115
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (g)	150	146
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (g)	225	220
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (g)	225	218
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	62	62
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	17	17
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	16	16
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	18	18
Hightower Holding, LLC 6.75% 4/15/2029 (f)	110	110
HPS Corporate Lending Fund 6.25% 9/30/2029	47	47
HPS Corporate Lending Fund 5.85% 6/5/2030	47	46
HPS Corporate Lending Fund 6.30% 8/19/2031 (f)	132	132
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (g)	230	228
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (g)	225	222
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (g)	400	403
HUB International, Ltd. 7.25% 6/15/2030 (f)	215	221
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(g)	225	260
ION Platform Finance US, Inc. 4.625% 5/1/2028 (f)	25	23
ION Platform Finance US, Inc. 5.00% 5/1/2028 (f)	39	36
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)	371	331
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	210	192
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	5	4
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	200	145
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (g)	103	91
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (g)	210	187
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (g)	225	231
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (g)	100	97
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (g)	300	298
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	300	297
Mizuho Financial Group Inc. 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (g)	237	237
Mizuho Financial Group Inc. 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (g)	297	296
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (g)	110	108
Morgan Stanley 4.123% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (g)	285	281
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (g)	345	343
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (g)	40	39
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (g)	80	70
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (g)	252	250
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (g)	99	96
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (g)	376	368
Navient Corp. 5.00% 3/15/2027	100	99

8	Capital Group KKR Core Plus+

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Navient Corp. 5.50% 3/15/2029	USD135	$130
Navient Corp. 9.375% 7/25/2030	90	91
Navient Corp. 11.50% 3/15/2031	70	74
Navient Corp. 9.375% 10/15/2031	90	90
Navient Corp. 7.875% 6/15/2032	255	239
Navient Corp. 5.625% 8/1/2033	110	91
OneMain Finance Corp. 6.125% 5/15/2030	330	330
OneMain Finance Corp. 7.50% 5/15/2031	30	31
OneMain Finance Corp. 7.125% 11/15/2031	60	61
Osaic Holdings, Inc. 6.75% 8/1/2032 (f)	150	150
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	82	82
Oxford Finance, LLC 7.75% 5/15/2031 (f)	70	69
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (g)	100	101
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (g)	225	231
Progressive Corp. 4.60% 3/26/2031	27	27
Progressive Corp. 5.15% 3/26/2036	280	280
Ryan Specialty, LLC 4.375% 2/1/2030 (f)	30	29
Ryan Specialty, LLC 5.875% 8/1/2032 (f)	20	20
Starwood Property Trust, Inc. 5.875% 8/15/2029 (f)	40	40
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (f)	200	199
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (g)	200	199
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (g)	110	112
Visa, Inc. 4.10% 2/12/2031	225	223
Voyager Parent, LLC 9.25% 7/1/2032 (f)	71	75
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (g)	400	404
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (g)	125	118
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (g)	340	339
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (g)	100	90
		20,742

Communication services 3.62%
Alphabet, Inc. 4.10% 2/15/2031	57	56
Alphabet, Inc. 4.40% 2/15/2033	32	31
Alphabet, Inc. 4.70% 11/15/2035	102	100
Alphabet, Inc. 4.80% 2/15/2036	50	49
Altice France 6.50% 3/15/2032 (f)	292	282
AT&T, Inc. 4.75% 4/30/2033	284	278
AT&T, Inc. 5.40% 2/15/2034	35	36
AT&T, Inc. 3.50% 9/15/2053	225	146
CCO Holdings, LLC 5.00% 2/1/2028 (f)	130	128
CCO Holdings, LLC 4.75% 3/1/2030 (f)	150	142
CCO Holdings, LLC 4.50% 8/15/2030 (f)	50	46
CCO Holdings, LLC 4.25% 2/1/2031 (f)	268	242
CCO Holdings, LLC 7.00% 2/1/2033 (f)	65	64
CCO Holdings, LLC 7.375% 2/1/2036 (f)	100	98
Charter Communications Operating, LLC 5.75% 4/1/2048	426	359
Charter Communications Operating, LLC 4.80% 3/1/2050	61	46
Charter Communications Operating, LLC 3.70% 4/1/2051	180	112
Charter Communications Operating, LLC 3.90% 6/1/2052	292	186
Charter Communications Operating, LLC 5.25% 4/1/2053	302	236
Charter Communications Operating, LLC 6.70% 12/1/2055	38	36
Charter Communications Operating, LLC 3.85% 4/1/2061	100	59
Connect Finco SARL 9.00% 9/15/2029 (f)	600	632
Connect Holding II, LLC 10.50% 4/3/2031 (f)	100	100
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	5	5
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	100	102
Discovery Global Holdings, Inc. 4.054% 3/15/2029	150	149
Discovery Global Holdings, Inc. 5.05% 3/15/2042	352	258
Discovery Global Holdings, Inc. 5.141% 3/15/2052	3	2
DISH Network Corp. 11.75% 11/15/2027 (f)	266	274
EchoStar Corp. 10.75% 11/30/2029	230	249
EchoStar Corp. 6.75% Cash 11/30/2030 (e)	135	137
Gray Media, Inc. 10.50% 7/15/2029 (f)	28	30
Gray Media, Inc. 5.375% 11/15/2031 (f)	100	67

Capital Group KKR Core Plus+	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	USD25	$26
Meta Platforms, Inc. 4.60% 11/15/2032	231	227
Meta Platforms, Inc. 4.875% 11/15/2035	276	269
Meta Platforms, Inc. 5.50% 11/15/2045	69	64
Meta Platforms, Inc. 5.40% 8/15/2054	105	93
Meta Platforms, Inc. 5.625% 11/15/2055	149	135
Meta Platforms, Inc. 5.75% 11/15/2065	71	64
News Corp. 3.875% 5/15/2029 (f)	30	29
Nexstar Media, Inc. 6.50% 9/15/2033 (f)	225	225
Nexstar Media, Inc. 7.25% 4/15/2034 (f)	185	185
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (f)	30	31
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (f)	35	37
Orange 4.00% 1/13/2029 (f)	200	197
Orange 4.75% 1/13/2033 (f)	200	196
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	90	88
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	150	136
Snap, Inc. 6.875% 3/1/2033 (f)	70	68
Space Exploration Technologies Corp. 5.35% 7/15/2031 (f)	105	105
Space Exploration Technologies Corp. 5.65% 7/15/2033 (f)	143	142
Space Exploration Technologies Corp. 5.875% 7/15/2036 (f)	115	114
T-Mobile USA, Inc. 5.30% 5/15/2035	200	201
T-Mobile USA, Inc. 4.95% 11/15/2035	50	49
Univision Communications, Inc. 4.50% 5/1/2029 (f)	130	124
Univision Communications, Inc. 9.375% 8/1/2032 (f)	350	356
Verizon Communications, Inc. 2.355% 3/15/2032	23	20
Verizon Communications, Inc. 4.75% 1/15/2033	88	87
Verizon Communications, Inc. 5.00% 1/15/2036	147	143
Verizon Communications, Inc. 5.75% 11/30/2045	35	34
Verizon Communications, Inc. 5.875% 11/30/2055	85	83
Verizon Communications, Inc. 6.00% 11/30/2065	39	38
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	45	47
WMG Acquisition Corp. 3.75% 12/1/2029 (f)	20	19
WMG Acquisition Corp. 3.875% 7/15/2030 (f)	35	33
		8,402

Consumer discretionary 3.61%
Advance Auto Parts, Inc. 3.90% 4/15/2030	180	169
Advance Auto Parts, Inc. 3.50% 3/15/2032	80	71
Allied Universal Holdco, LLC 6.875% 6/15/2030 (f)	115	118
Amazon.com, Inc. 4.10% 11/20/2030	165	162
Amazon.com, Inc. 4.55% 3/13/2033	146	144
Amazon.com, Inc. 4.35% 3/20/2033	170	166
Amazon.com, Inc. 4.65% 11/20/2035	257	250
Amazon.com, Inc. 4.875% 3/13/2036	86	85
Amazon.com, Inc. 5.45% 11/20/2055	365	345
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (f)	110	107
Caesars Entertainment, Inc. 7.00% 2/15/2030 (f)	30	30
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	62	61
Carnival Corp., Ltd. 5.75% 8/1/2032 (f)	110	111
Carnival Corp., Ltd. 6.125% 2/15/2033 (f)	160	162
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	200	203
Fertitta Entertainment, LLC 4.625% 1/15/2029 (f)	60	58
Fertitta Entertainment, LLC 6.75% 1/15/2030 (f)	30	29
First Student Bidco, Inc. 4.00% 7/31/2029 (f)	110	105
Ford Motor Co. 3.25% 2/12/2032	400	353
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
Ford Motor Credit Co., LLC 5.875% 11/7/2029	200	202
Ford Motor Credit Co., LLC 5.73% 9/5/2030	200	201
Ford Motor Credit Co., LLC 5.753% 4/6/2033	200	198
Ford Motor Credit Co., LLC 7.122% 11/7/2033	200	213
Ford Motor Credit Co., LLC 6.50% 2/7/2035	200	205
Ford Motor Credit Co., LLC 5.869% 10/31/2035	200	196
Ford Motor Credit Co., LLC 6.467% 5/22/2036	230	234
General Motors Financial Co., Inc. 5.90% 1/7/2035	175	180
General Motors Financial Co., Inc. 5.45% 1/8/2036	163	162

10	Capital Group KKR Core Plus+

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Hyatt Hotels Corp. 5.75% 3/30/2032	USD175	$180
Hyundai Capital America 4.60% 4/6/2028 (f)	127	127
Hyundai Capital America 4.90% 6/23/2028 (f)	93	93
Hyundai Capital America 4.25% 1/8/2029 (f)	103	102
Hyundai Capital America 4.75% 6/18/2029 (f)	60	60
Hyundai Capital America 5.30% 1/8/2030 (f)	325	329
Hyundai Capital America 5.10% 6/24/2030 (f)	94	95
Hyundai Capital America 5.00% 6/18/2031 (f)	47	47
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	80	83
Light and Wonder International, Inc. 7.25% 11/15/2029 (f)	40	41
Marriott International, Inc. 4.50% 5/1/2033	45	44
Newell Brands, Inc. 6.625% 5/15/2032	95	96
Newell Brands, Inc. 7.50% 4/1/2046 (g)	35	33
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	450	477
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	94	92
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	361	358
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	369	358
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	242	207
Sonic Automotive, Inc. 4.625% 11/15/2029 (f)	50	49
Toyota Motor Credit Corp. 4.05% 3/13/2029	148	146
Toyota Motor Credit Corp. 4.60% 3/11/2033	110	108
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	200	194
Wand NewCo 3, Inc. 7.625% 1/30/2032 (f)	20	21
Whirlpool Corp. 7.50% 7/1/2031 (f)	20	20
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (f)	185	184
		8,378

Health care 3.53%
Abbott Laboratories 4.30% 3/15/2033	170	165
Abbott Laboratories 4.65% 3/15/2036	230	223
AbbVie, Inc. 4.125% 3/15/2031	40	39
AbbVie, Inc. 4.95% 3/15/2031	265	269
AbbVie, Inc. 4.40% 3/15/2033	69	67
AbbVie, Inc. 5.20% 3/15/2035	100	102
AbbVie, Inc. 4.75% 3/15/2036	21	20
AbbVie, Inc. 5.60% 3/15/2055	250	248
AbbVie, Inc. 5.55% 3/15/2056	18	18
Accendra Health, Inc. 9.00% 6/15/2032 (f)	330	307
Accendra Health, Inc. 9.75% 6/15/2033 (f)	129	88
Accendra Health, Inc. 9.75% 6/15/2033 (f)	104	71
Amgen, Inc. 4.20% 2/19/2031	113	111
Amgen, Inc. 5.25% 3/2/2033	310	316
Amgen, Inc. 4.85% 2/19/2036	110	108
Amgen, Inc. 5.50% 2/19/2046	155	150
Amgen, Inc. 5.65% 3/2/2053	20	19
Amgen, Inc. 5.65% 2/19/2056	134	131
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (f)	35	36
AthenaHealth Group, Inc. 6.50% 2/15/2030 (f)	130	125
Avantor Funding, Inc. 4.625% 7/15/2028 (f)	100	99
Avantor Funding, Inc. 3.875% 11/1/2029 (f)	70	67
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	200	207
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	200	197
Bristol-Myers Squibb Co. 5.20% 2/22/2034	195	199
Bristol-Myers Squibb Co. 5.55% 2/22/2054	175	171
Centene Corp. 2.45% 7/15/2028	30	28
Centene Corp. 3.375% 2/15/2030	5	5
Centene Corp. 3.00% 10/15/2030	35	32
Centene Corp. 2.50% 3/1/2031	70	61
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (f)	10	9
Cigna Group (The) 5.25% 1/15/2036	155	155
CVS Health Corp. 5.70% 6/1/2034	300	310
CVS Health Corp. 6.05% 6/1/2054	200	200
DaVita, Inc. 4.625% 6/1/2030 (f)	100	97
DaVita, Inc. 6.875% 9/1/2032 (f)	60	62

Capital Group KKR Core Plus+	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
DaVita, Inc. 6.75% 7/15/2033 (f)	USD90	$93
Elevance Health, Inc. 5.70% 9/15/2055	200	195
Eli Lilly and Co. 5.10% 2/12/2035	125	127
Endo Finance Holdings, LP 8.50% 4/15/2031 (f)	50	53
Gilead Sciences, Inc. 5.55% 10/15/2053	50	49
Humana, Inc. 5.375% 4/15/2031	225	228
IQVIA, Inc. 6.25% 6/1/2032 (f)	110	112
Medline Borrower, LP 3.875% 4/1/2029 (f)	70	68
Medline Borrower, LP 6.25% 4/1/2029 (f)	46	47
Medline Borrower, LP 5.25% 10/1/2029 (f)	160	159
Molina Healthcare, Inc. 6.50% 2/15/2031 (f)	130	132
Molina Healthcare, Inc. 3.875% 5/15/2032 (f)	235	213
Novartis Capital Corp. 4.90% 3/18/2036	30	30
Pfizer, Inc. 4.50% 11/15/2032	225	222
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	200	200
Tenet Healthcare Corp. 4.25% 6/1/2029	275	267
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	350	358
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	208
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	40	31
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	32	32
UnitedHealth Group, Inc. 5.15% 7/15/2034	185	187
UnitedHealth Group, Inc. 5.30% 6/15/2035	420	428
UnitedHealth Group, Inc. 5.625% 7/15/2054	125	122
UnitedHealth Group, Inc. 5.95% 6/15/2055	120	124
		8,197

Information technology 1.98%
Amphenol Corp. 4.625% 2/15/2036	170	164
Amphenol Corp. 5.30% 11/15/2055	88	84
Analog Devices, Inc. 5.30% 4/1/2054	50	48
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (f)	97	97
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)	165	167
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (f)	35	34
Cloud Software Group, Inc. 6.50% 3/31/2029 (f)	177	172
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	620	602
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	105	99
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	40	42
Fair Isaac Corp. 6.00% 5/15/2033 (f)	150	148
Hughes Satellite Systems Corp. 5.25% 8/1/2026	15	13
Hughes Satellite Systems Corp. 6.625% 8/1/2026	394	246
Intel Corp. 3.05% 8/12/2051	20	13
Intel Corp. 5.60% 2/21/2054	115	108
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (f)	55	55
Microchip Technology, Inc. 5.05% 2/15/2030	185	186
NCR Atleos Corp. 9.50% 4/1/2029 (f)	50	53
Oracle Corp. 5.50% 8/3/2035	60	57
Oracle Corp. 5.20% 9/26/2035	375	351
Oracle Corp. 5.70% 2/4/2036	327	317
Oracle Corp. 6.00% 8/3/2055	132	112
Oracle Corp. 5.95% 9/26/2055	100	85
Oracle Corp. 6.70% 2/4/2056	304	286
Oracle Corp. 6.10% 9/26/2065	100	84
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (f)	222	221
SE Cosmos, LLC 8.875% 5/1/2031 (f)	165	170
Synopsys, Inc. 4.85% 4/1/2030	103	103
Synopsys, Inc. 5.15% 4/1/2035	70	70
Synopsys, Inc. 5.70% 4/1/2055	125	121
UKG, Inc. 6.875% 2/1/2031 (f)	50	49
Unisys Corp. 10.625% 1/15/2031 (f)	79	74
Viasat, Inc. 6.50% 7/15/2028 (f)	50	50
WULF Compute, LLC 7.75% 10/15/2030 (f)	100	105
		4,586

12	Capital Group KKR Core Plus+

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Industrials 1.80%
ADT Security Corp. 4.125% 8/1/2029 (f)	USD30	$29
Amentum Holdings, Inc. 7.25% 8/1/2032 (f)	150	155
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (f)	30	29
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (f)	50	49
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	20	20
BAE Systems PLC 5.30% 3/26/2034 (f)	200	204
Boeing Co. (The) 3.25% 2/1/2028	100	98
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (f)	50	48
Clean Harbors, Inc. 5.75% 10/15/2033 (f)	75	75
CoreLogic, Inc. 4.50% 5/1/2028 (f)	98	96
CSX Corp. 4.10% 11/15/2032	123	119
CSX Corp. 5.05% 6/15/2035	325	326
Eaton Corp. 4.50% 3/6/2033	200	196
Eaton Corp. 4.80% 3/6/2036	200	196
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	55	56
EquipmentShare.com, Inc. 8.625% 5/15/2032 (f)	45	47
EquipmentShare.com, Inc. 8.00% 3/15/2033 (f)	25	26
EquipmentShare.com, Inc. 7.125% 7/1/2034 (f)	70	69
Garda World Security Corp. 6.50% 1/15/2031 (f)	50	51
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (f)	261	257
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	221	217
Icahn Enterprises, LP 5.25% 5/15/2027	140	138
Icahn Enterprises, LP 9.75% 1/15/2029	120	118
Icahn Enterprises, LP 10.00% 11/15/2029 (f)	100	99
Norfolk Southern Corp. 4.45% 3/1/2033	19	19
Norfolk Southern Corp. 5.10% 5/1/2035	35	35
Norfolk Southern Corp. 5.35% 8/1/2054	100	94
QXO Building Products, Inc. 6.50% 7/15/2031 (f)	80	82
QXO Building Products, Inc. 6.875% 7/15/2034 (f)	55	56
Reworld Holding Corp. 4.875% 12/1/2029 (f)	60	57
Siemens Funding BV 4.90% 5/28/2032 (f)	215	218
Sumisho Air Lease Corp. 4.40% 3/24/2028 (f)	100	99
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)	75	74
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)	90	89
TransDigm, Inc. 6.375% 3/1/2029 (f)	95	97
TransDigm, Inc. 6.625% 3/1/2032 (f)	90	92
TransDigm, Inc. 6.125% 7/31/2034 (f)	62	62
Union Pacific Corp. 2.80% 2/14/2032	117	107
Union Pacific Corp. 5.10% 2/20/2035	176	179
Union Pacific Corp. 2.95% 3/10/2052	14	9
Union Pacific Corp. 3.50% 2/14/2053	15	11
Union Pacific Corp. 5.60% 12/1/2054	73	72
		4,170

Energy 1.78%
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	95	95
Borr IHC, Ltd. 8.75% 1/15/2032 (f)	200	196
Caturus Energy, LLC 8.50% 2/15/2030 (f)	50	52
Caturus Energy, LLC 7.125% 5/15/2031 (f)	20	20
Cheniere Energy Partners, LP 5.35% 11/30/2036 (f)	30	30
Cheniere Energy Partners, LP 6.05% 11/30/2056 (f)	26	26
CNX Resources Corp. 7.375% 1/15/2031 (f)	55	56
CNX Resources Corp. 5.875% 3/1/2034 (f)	30	29
Comstock Resources, Inc. 5.875% 1/15/2030 (f)	50	47
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	120	119
Diamondback Energy, Inc. 5.75% 4/18/2054	105	102
DT Midstream, Inc. 4.375% 6/15/2031 (f)	90	87
Energy Transfer, LP 6.00% 2/1/2029 (f)	20	20
Energy Transfer, LP 5.20% 4/1/2030	50	51
Enterprise Products Operating, LLC 5.20% 1/15/2036	20	20
EQT Corp. 4.75% 1/15/2031	70	69
EQT Corp. 3.625% 5/15/2031 (f)	75	70
Genesis Energy, LP 7.875% 5/15/2032	30	31
Green Palm Bidco SARL 5.957% 6/30/2041 (f)	200	202
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	20	21

Capital Group KKR Core Plus+	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	USD10	$10
Hess Midstream Operations, LP 4.25% 2/15/2030 (f)	125	121
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	80	80
Infinity Natural Resources, LLC 7.625% 4/1/2031 (f)	25	25
Kodiak Gas Services, LLC 5.875% 4/1/2031 (f)	35	35
Matador Resources Co. 6.00% 4/15/2034 (f)	25	24
NFE Brazil Financing Ltd. 12.00% PIK 6/19/2029 (e)(f)	410	373
NFE Financing, LLC 12.00% 11/15/2029 (f)	1,100	389
NGL Energy Operating, LLC 8.125% 2/15/2029 (f)	50	52
NGL Energy Operating, LLC 8.375% 2/15/2032 (f)	90	94
Noble Finance II, LLC 8.00% 4/15/2030 (f)	30	31
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (f)	16	17
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	200	196
Schlumberger Investment SA 4.55% 5/7/2031	55	55
Schlumberger Investment SA 4.80% 5/7/2033	73	73
Schlumberger Investment SA 5.15% 5/7/2036	97	97
SM Energy Co. 8.625% 11/1/2030 (f)	20	21
SM Energy Co. 9.625% 6/15/2033 (f)	25	27
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (f)	50	52
Sunoco, LP 4.50% 5/15/2029	30	29
Sunoco, LP 5.625% 3/15/2031 (f)	20	20
Sunoco, LP 7.25% 5/1/2032 (f)	110	114
Sunoco, LP 5.875% 3/15/2034 (f)	30	30
Sunoco, LP 5.625% 7/15/2034 (f)	35	34
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(g)	50	52
Superior Plus, LP 4.50% 3/15/2029 (f)	30	29
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	54	53
Transocean International, Ltd. 8.75% 2/15/2030 (f)	28	29
Transocean International, Ltd. 7.875% 10/15/2032 (f)	15	16
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (f)	70	67
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	285	268
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (f)	25	25
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	80	83
Venture Global LNG, Inc. 9.875% 2/1/2032 (f)	40	43
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	25	26
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (f)	75	82
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (f)	25	26
		4,141

Utilities 1.19%
Consumers Energy Co. 5.125% 5/1/2036	100	100
Duke Energy Carolinas, LLC 4.65% 6/15/2031	286	286
Duke Energy Carolinas, LLC 5.15% 6/15/2036	250	250
Duke Energy Florida, LLC 4.85% 12/1/2035	50	49
Edison International 6.25% 3/15/2030	275	283
Florida Power & Light Co. 5.75% 6/1/2056	75	75
Long Ridge Energy, LLC 8.75% 2/15/2032 (f)	120	127
Northern States Power Co. 5.40% 3/15/2054	75	72
Pacific Gas and Electric Co. 6.00% 8/15/2035	180	186
PacifiCorp 5.10% 4/15/2031	175	177
PacifiCorp 5.45% 4/15/2033	250	254
PacifiCorp 5.80% 4/15/2036	52	53
PacifiCorp 5.50% 5/15/2054	155	142
PG&E Corp. 5.25% 7/1/2030	140	138
Public Service Electric and Gas Co. 4.20% 1/1/2031	280	275
Public Service Electric and Gas Co. 5.625% 1/1/2056	75	74
Rio Grande LNG, LLC 5.50% 1/30/2034 (f)	59	59
Southern California Edison Co. 6.20% 9/15/2055	50	50
Talen Energy Supply, LLC 6.375% 5/1/2033 (d)	115	115
		2,765

Consumer staples 1.16%
Albertsons Cos., Inc. 3.50% 3/15/2029 (f)	70	67

14	Capital Group KKR Core Plus+

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	USD150	$143
B&G Foods, Inc. 5.25% 9/15/2027	20	20
B&G Foods, Inc. 8.00% 9/15/2028 (f)	90	90
B&G Foods, Inc. 11.00% 6/15/2031 (f)	41	38
BAT Capital Corp. 5.35% 8/15/2032	265	271
BAT Capital Corp. 4.625% 3/22/2033	78	76
Clorox Co. 4.70% 5/15/2031	23	23
Clorox Co. 4.95% 5/15/2033	19	19
Clorox Co. 5.25% 5/15/2036	31	31
Constellation Brands, Inc. 4.85% 5/6/2031	38	38
Imperial Brands Finance PLC 4.875% 2/7/2032 (f)	269	268
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	200	202
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (f)	100	102
KeHE Distributors, LLC 7.125% 4/30/2033 (f)	10	10
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (f)	90	86
Mars, Inc. 5.20% 3/1/2035 (f)	265	266
Mars, Inc. 5.70% 5/1/2055 (f)	150	148
Mondelez International, Inc. 5.125% 5/6/2035	38	38
Philip Morris International, Inc. 4.375% 4/30/2030	269	267
Philip Morris International, Inc. 4.90% 11/1/2034	300	298
Philip Morris International, Inc. 4.875% 4/30/2035	51	50
Post Holdings, Inc. 4.625% 4/15/2030 (f)	60	58
Prestige Brands, Inc. 6.25% 7/15/2034 (f)	25	25
United Natural Foods, Inc. 6.75% 10/15/2028 (f)	54	54
		2,688

Materials 1.09%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	58	59
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	25	25
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	140	140
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	40	37
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	60	61
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	70	70
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	110	110
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	150	155
CVR Partners, LP 6.125% 6/15/2028 (f)	80	80
Ecolab, Inc. 4.80% 6/15/2031	230	231
Ecolab, Inc. 5.15% 6/15/2033	230	233
Ecolab, Inc. 5.35% 6/15/2036	115	117
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (f)	90	88
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (e)(f)(g)	90	24
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	142	121
LYB International Finance III, LLC 5.50% 3/1/2034	19	19
LYB International Finance III, LLC 6.15% 5/15/2035	34	35
LYB International Finance III, LLC 5.875% 1/15/2036	140	140
LYB International Finance III, LLC 3.375% 10/1/2040	15	11
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (f)	85	87
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (f)	65	64
Methanex Corp. 5.125% 10/15/2027	100	100
Methanex Corp. 5.25% 12/15/2029	40	40
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	34	35
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	140	145
Quikrete Holdings, Inc. 6.375% 3/1/2032 (f)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	20	20
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	100	101
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (e)(f)(g)	73	73
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (e)(g)	61	62
		2,524

Real estate 0.95%
Boston Properties, LP 5.75% 1/15/2035	225	227
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	70	68

Capital Group KKR Core Plus+	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	USD50	$47
Howard Hughes Corp. (The) 5.875% 3/1/2032 (f)	40	40
Howard Hughes Corp. (The) 6.125% 3/1/2034 (f)	50	49
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	205	202
Iron Mountain, Inc. 6.25% 1/15/2035 (f)	60	60
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (f)	20	20
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	30	30
MPT Operating Partnership, LP 5.00% 10/15/2027	450	437
MPT Operating Partnership, LP 3.50% 3/15/2031	68	47
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	200	205
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	40	39
Service Properties Trust 0% 9/30/2027 (f)	55	51
Service Properties Trust 3.95% 1/15/2028	120	117
Service Properties Trust 4.95% 10/1/2029	360	339
Service Properties Trust 8.625% 11/15/2031 (f)	215	227
		2,205
Total corporate bonds and notes		68,798
Mortgage-backed obligations 13.64%
Federal agency mortgage-backed obligations 6.15%
Fannie Mae Pool #CA8827 2.50% 2/1/2051 (h)	355	297
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (h)	369	309
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (h)	209	168
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (h)	629	528
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (h)	288	231
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (h)	778	651
Fannie Mae Pool #FM8720 2.00% 8/1/2051 (h)	216	173
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (h)	656	525
Fannie Mae Pool #CB2041 2.50% 11/1/2051 (h)	38	32
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (h)	200	160
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (h)	418	334
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (h)	86	69
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (h)	469	392
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (h)	451	394
Fannie Mae Pool #DB6296 6.50% 6/1/2054 (h)	106	111
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	1,811	1,820
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	34	35
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (h)	349	368
Fannie Mae Pool #DF5032 6.50% 11/1/2055 (h)	63	65
Freddie Mac Pool #SD0963 3.50% 1/1/2052 (h)	507	461
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (h)	203	162
Freddie Mac Pool #QD6951 2.00% 2/1/2052 (h)	27	21
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (h)	38	32
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (h)	755	635
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (h)	751	740
Freddie Mac Pool #QY1746 4.00% 4/1/2055 (h)	321	301
Freddie Mac Pool #RQ0113 6.50% 4/1/2056 (h)	296	307
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (h)(i)	602	503
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (h)(i)	2,025	2,095
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (h)(i)	2,317	2,361
		14,280

Collateralized mortgage-backed obligations 4.49%
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (f)(g)(h)	594	595
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(g)(h)	143	144
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(g)(h)	109	109
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(g)(h)	193	187
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.528% 4/25/2042 (c)(f)(h)	1,561	1,584
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 8.842% 1/25/2050 (c)(f)(h)	440	485
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.542% 2/25/2050 (c)(f)(h)	450	493

16	Capital Group KKR Core Plus+

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (c)(f)(h)	USD50	$60
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.142% 9/25/2050 (c)(f)(h)	345	448
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.149% 10/25/2050 (c)(f)(h)	660	908
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.278% 12/25/2050 (c)(f)(h)	1,095	1,261
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class AIOS, 0.326% 9/25/2070 (c)(f)(h)	6,700	36
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class AIOS, 2.044% 9/25/2070 (c)(f)(h)	6,700	364
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B1, 6.432% 9/25/2070 (c)(f)(h)	197	195
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B2, 7.229% 9/25/2070 (c)(f)(h)	226	223
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B3, 7.229% 9/25/2070 (c)(f)(h)	115	106
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(g)(h)	425	424
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (f)(h)	98	94
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (f)(h)	664	629
Progress Residential Trust, Series 2025-SFR3, Class D, 3.39% 7/17/2042 (f)(h)	800	729
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (f)(h)	128	126
Verus Securitization Trust, Series 2023-INV3, Class B2, 8.159% 11/25/2068 (c)(f)(h)	809	811
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (c)(f)(h)	403	404
		10,415

Commercial mortgage-backed securities 3.00%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (c)(f)(h)	142	143
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class C, 6.70% 7/15/2057 (c)(h)	240	244
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class A3, 5.659% 5/15/2058 (h)	666	683
Benchmark Mortgage Trust, Series 2018-B7, Class B, 4.823% 5/15/2053 (c)(h)	300	274
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054 (h)	203	175
BMO Mortgage Trust, Series 2025-5C10, Class B, 6.445% 5/15/2058 (c)(h)	1,000	1,033
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.625% 12/15/2044 (c)(f)(h)	512	512
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (h)	131	129
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (h)	1,000	923
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (c)(f)(h)	250	253
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (f)(h)	250	253
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (c)(f)(h)	175	176
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 6.775% 12/15/2039 (c)(f)(h)	500	504
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (c)(f)(h)	100	101
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2053 (c)(f)(h)	356	367
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (c)(f)(h)	289	293
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.728% 5/25/2055 (c)(f)(h)	258	263
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.42% 11/5/2038 (c)(f)(h)	264	263
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (c)(f)(h)	360	361
		6,950
Total mortgage-backed obligations		31,645
Asset-backed obligations 12.38%
Other asset-backed securities 5.73%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (f)(h)	28	28
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(h)	637	627
Centersquare Issuer, LLC, Series 2025-5A, Class A2, 5.30% 12/27/2055 (h)	1,103	1,067
Flexential Issuer, LLC, Series 2026-3A, Class A2, 6.00% 3/25/2061 (h)	436	429
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(h)	393	393
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(h)	2,290	2,201
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class A, 5.759% 2/15/2041 (b)(d)(h)(i)	329	325
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class B, 10.278% 2/15/2041 (b)(d)(h)(i)	77	77
MESA Trust, Series 2025-1, Class A, 0% 6/25/2060 (b)(h)	135	135
MESA Trust, Series 2025-1, Class A, 5.20% 6/25/2060 (b)(h)	1,840	1,783
MESA Trust, Series 2025-1, Class B, 5.70% 6/25/2060 (b)(h)	194	190

Capital Group KKR Core Plus+	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
MESA Trust, Series 2025-1, Class C, 6.45% 6/25/2060 (b)(h)	USD183	$178
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(h)	53	53
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (f)(h)	282	283
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (f)(h)	429	444
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (f)(h)	465	477
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(h)	230	228
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (f)(h)	250	247
SSI ABS Issuer, LLC, Series 2025-1, Class A, 6.15% 7/25/2065 (f)(h)	418	412
SSI ABS Issuer, LLC, Series 2025-1, Class B, 7.82% 7/25/2065 (f)(h)	393	392
Sunrun Julius Issuer, Series 2023-2A, Class A1, 6.60% 1/30/2059 (f)(h)	704	711
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75% 7/30/2057 (f)(h)	352	339
Sunrun Neptune Issuer, LLC, Series 2024-1A, Class A, 6.27% 2/1/2055 (f)(h)	106	105
SunStrong Issuer, LLC, Series 2025-1, Class A2, 5.95% 12/28/2055 (f)(h)	1,176	1,160
SVC ABS, LLC, Series 2026-1A, Class A, 5.157% 3/20/2056 (f)(h)	194	191
SVC ABS, LLC, Series 2026-1A, Class B, 5.795% 3/20/2056 (f)(h)	498	484
SVC ABS, LLC, Series 2026-1A, Class M, 7.549% 3/20/2056 (f)(h)	171	176
U.S. Bank, NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(h)	172	171
		13,306

Home equity 4.25%
Unison Trust, Series 2025-1, Class A, 6.00% 7/25/2055 (h)	1,494	1,407
Unlock HEA Trust, Series 2025-2, Class A, 6.00% 11/25/2041 (f)(h)	313	311
Unlock HEA Trust, Series 2025-2, Class B, 7.25% 11/25/2041 (f)(h)	168	164
Unlock HEA Trust, Series 2025-3, Class A, 5.75% 12/25/2041 (f)(h)	1,946	1,909
Unlock HEA Trust, Series 2025-3, Class B, 7.25% 12/25/2041 (f)(h)	501	485
Woodward Capital Management, Series 2024-CES8, Class B2, 8.391% 11/25/2044 (f)(h)	3,000	3,040
Woodward Capital Management, Series 2025-CES1, Class B1, 7.653% 1/25/2045 (c)(f)(h)	2,500	2,540
		9,856

Auto loan 1.90%
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (f)(h)	800	814
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (f)(h)	800	801
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class B, 4.30% 8/21/2028 (f)(h)	420	419
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class B, 6.44% 8/21/2028 (f)(h)	100	102
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (f)(h)	100	101
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (f)(h)	100	102
Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.39% 1/16/2035 (f)(h)	120	120
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(h)	500	491
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(h)	336	333
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (f)(h)	283	291
Huntington National Bank (The), Series 2026-1, Class C, (30-day Average USD-SOFR + 2.00%) 5.609% 2/20/2034 (c)(f)(h)	696	696
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (f)(h)	71	70
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (f)(h)	33	33
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (f)(h)	33	33
		4,406

Credit card 0.32%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (f)(h)	322	321
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(h)	220	220

18	Capital Group KKR Core Plus+

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (f)(h)	USD200	$197
		738

Collateralized loan obligations 0.11%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (c)(f)(h)	250	250

Student loan 0.07%
DRB Prime Student Loan Trust, Series 2017-B, Class R, 0% 8/25/2042 (b)(f)(h)	— (j)	62
JPTR Trust, Series 2025-1, Class R, 0% 12/25/2055 (b)(h)	28	29
JPTR Trust, Series 2025-1, Class R, 0% 12/25/2055 (b)(h)	32	32
JPTR Trust 2025-1, Series R, 0% 12/25/2055 (b)(h)	5	6
SMB Private Education Loan Trust, Series 2022-D, Class C, 6.58% 10/15/2058 (f)(h)	46	46
		175
Total asset-backed obligations		28,731
U.S. Treasury bonds and notes 4.56%
U.S. Treasury 4.31%
U.S. Treasury 3.375% 11/30/2027	— (j)	— (j)
U.S. Treasury 4.125% 6/30/2028	1,161	1,160
U.S. Treasury 4.125% 6/30/2031	380	379
U.S. Treasury 4.25% 6/30/2033	1,741	1,734
U.S. Treasury 5.00% 5/15/2046 (k)	2,770	2,791
U.S. Treasury 4.75% 2/15/2056 (k)	4,039	3,924
		9,988

U.S. Treasury inflation-protected securities 0.25%
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (l)	283	278
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (l)	324	304
		582
Total U.S. Treasury bonds and notes		10,570
Bonds & notes of governments & government agencies outside the U.S. 0.65%
Mexico 0.34%
United Mexican States 4.75% 4/27/2032	200	192
United Mexican States 6.875% 5/13/2037	200	210
United Mexican States 6.25% 8/27/2037	375	375
		777

United Arab Emirates 0.09%
Abu Dhabi (Emirate of) 3.125% 9/30/2049	306	207

State of Kuwait 0.08%
Kuwait (State of) 4.652% 10/9/2035 (f)	200	196

Canada 0.07%
Ontario (Province of) 3.90% 9/4/2030	173	170

Peru 0.07%
Peru (Republic of) 2.783% 1/23/2031	80	74
Peru (Republic of) 5.875% 8/8/2054	30	30

Capital Group KKR Core Plus+	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru (continued)
Peru (Republic of) 2.78% 12/1/2060	USD100	$55
		159
Total bonds & notes of governments & government agencies outside the U.S.		1,509
Total bonds, notes & other debt instruments (cost: $220,324,000)		219,548
Convertible bonds and notes 0.08%
Communication services 0.03%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (e)	20	64
Information technology 0.05%
Strategy, Inc., convertible notes, 0% 12/1/2029	130	112
Total convertible bonds and notes (cost: $144,000)		176
Common stock and other investments 1.72%	Shares
Industrials 0.96%
KSC I Aircraft, LP (b)(m)(n)	2,213,581	2,230
Financials 0.60%
Kasper 2, LP (b)(m)(n)	10,433,157	1,065
KKR Maguire Aggregator, LLC (b)(m)(n)	319,939	318
		1,383
Materials 0.16%
Hercules Aggregator, LP (b)(m)(n)	383,717	384
Energy 0.00%
New Fortress Energy, Inc., Class A (m)	4,124	2
Total common stock and other investments (cost: $3,986,000)		3,999
Short-term securities 4.12%
Money market investments 4.12%
Capital Group Central Cash Fund 3.70% (o)(p)	95,462	9,545
Total short-term securities (cost: $9,545,000)		9,545
Total investment securities 100.54% (cost: $233,999,000)		233,268
Other assets less liabilities (0.54)%		(1,242)
Net assets 100.00%		$232,026
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
U.S. Treasury Ultra Long-Term Bonds Futures	Long	64	9/21/2026	USD7,434	$262
U.S. Treasury Long Term Bonds Futures	Long	46	9/21/2026	5,221	139
2 Year U.S. Treasury Note Futures	Long	181	9/30/2026	37,310	(29)
5 Year U.S. Treasury Note Futures	Long	356	9/30/2026	38,108	121

20	Capital Group KKR Core Plus+

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
10 Year U.S. Treasury Note Futures	Long	120	9/21/2026	USD13,187	$78
10 Year Ultra U.S. Treasury Note Futures	Long	164	9/21/2026	18,445	251
					$822
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	1,285	NOK	11,965	Bank of New York Mellon	7/10/2026	$77
USD	122	EUR	105	Morgan Stanley	7/14/2026	2
						$79
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.482%	Annual	10/2/2032	USD2,824	$69	$—	$69
SOFR	Annual	3.648%	Annual	10/2/2035	2,560	70	—	70
						$139	$—	$139
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD1,530	$34	$34	$— (j)
Investments in affiliates (o)

	Value at 12/31/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.12%
Money market investments 4.12%
Capital Group Central Cash Fund 3.70% (p)	$8,332	$45,194	$43,983	$3	$(1)	$9,545	$86

Capital Group KKR Core Plus+	21

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bonterra, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.45% 3/5/2032 (a)(b)(c)	4/24/2025 - 8/27/2025	$3,957	$3,901	1.68%
Bonterra, LLC, Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.45% 3/5/2032 (a)(b)(c)	5/29/2025	703	690	0.30
Bonterra, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.468% 3/5/2032 (a)(b)(c)	4/24/2025	140	138	0.06
Fortna AR, LLC, Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.47% 6/1/2029 (a)(b)(c)	4/24/2025	3,383	3,421	1.47
Packaging Coordinators Midco, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 10/15/2032 (a)(b)(c)	8/27/2025	3,348	3,296	1.42
Integrity Marketing Acquisition, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 5.00%) 8.666% 8/25/2028 (a)(b)(c)	4/24/2025	3,163	3,168	1.37
FSS Buyer, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.120% 8/29/2031 (a)(b)(c)	4/24/2025	2,449	2,425	1.04
TPSI Receivables, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 1/24/2029 (a)(b)(c)	4/24/2025 - 5/28/2026	2,337	2,374	1.02
Higginbotham Insurance Agency, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.144% 6/11/2031 (a)(b)(c)	12/11/2025	848	848	0.37
Higginbotham Insurance Agency, Inc., Delayed Draw Term Loan A, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.144% 6/11/2031 (a)(b)(c)	12/11/2025	43	43	0.02
Higginbotham Insurance Agency, Inc., Delayed Draw Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.144% 6/11/2031 (a)(b)(c)	12/11/2025	35	35	0.01
Oak Funding, LLC, Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.163% 12/2/2032 (a)(b)(c)	12/2/2025	905	918	0.40
Dispatch Acquisition Holdings, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 11/19/2032 (a)(b)(c)	11/19/2025	842	843	0.36
Dispatch Acquisition Holdings, LLC, Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 11/19/2032 (a)(b)(c)	11/19/2025	63	63	0.03
Medmark Media Communications, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 5.25%) 8.95% 2/16/2030 (a)(b)(c)	12/4/2025	823	828	0.36
Medmark Media Communications, Inc., Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 5.25%) 8.869% 2/16/2030 (a)(b)(c)	12/4/2025	14	14	— (q)
John Wood Group PLC, Revolver, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.122% 10/31/2028 (a)(b)(c)	9/9/2025	719	709	0.31
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class A, 5.759% 2/15/2041 (b)(h)(i)	3/5/2026	329	325	0.14
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class B, 10.278% 2/15/2041 (b)(h)(i)	3/5/2026 - 6/15/2026	78	77	0.03
Cast & Crew, LLC, Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.429% 12/31/2028 (a)(b)(c)	4/10/2026	338	338	0.15
Railpros, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.886% 5/24/2032 (a)(b)(c)	8/4/2025	142	142	0.06
Railpros, Inc., Delayed Draw Term Loan, First Lien, (3-month USD CME Term SOFR + 4.50%) 7.886% 5/24/2032 (a)(b)(c)	8/4/2025	13	13	0.01
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026	115	115	0.05
Koala Investment Holdings, Inc., Revolver, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.942% 8/29/2032 (a)(b)(c)	8/29/2025	12	12	— (q)
Safety Borrower Holdings, LLC, Delayed Draw Revolver, First Lien, (3-month USD CME Term SOFR + 4.75%) 11.00% 12/19/2032 (a)(b)(c)	12/19/2025	3	3	— (q)
Total		$24,802	$24,739	10.66%

22	Capital Group KKR Core Plus+

(a)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(b)	Value determined using significant unobservable inputs.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $64,177,000, which represented
27.66% of the net assets of the fund.

(g)	Step bond; coupon rate may change at a later date.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)	Amount less than one thousand.
(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,307,000, which represented 0.99% of the net assets of the fund.
(l)	Index-linked bond whose principal amount moves with a government price index.
(m)	Non-income producing.
(n)	Special purpose vehicle.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2026.
(q)	Amount less than 0.01%.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euro
EURIBOR = Euro Interbank Offered Rate
NOK = Norwegian Krone
PIK = Payment In Kind
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. Dollar
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group KKR Core Plus+	23

Financial statements
Statement of assets and liabilities at June 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $224,454)	$223,723
Affiliated issuers (cost: $9,545)	9,545	$233,268
Cash		1,478
Cash denominated in currencies other than U.S. dollars (cost: $153)		152
Unrealized appreciation on open forward currency contracts		79
Receivables for:
Sales of investments	4,597
Sales of fund’s shares	277
Dividends and interest	1,712
Variation margin on centrally cleared swap contracts	21
Expense reimbursement	43
Other	6	6,656
		241,633
Liabilities:
Net unrealized depreciation on unfunded commitments*		68
Payables for:
Purchases of investments	7,675
Dividends on fund’s shares	1,252
Investment advisory services	116
Services provided by related parties	7
Trustees’ deferred compensation	66
Variation margin on futures contracts	266
Other	157	9,539
Commitments and contingencies*
Net assets at June 30, 2026		$232,026
Net assets consist of:
Capital paid in on shares of beneficial interest		$234,887
Total distributable earnings (accumulated loss)		(2,861)
Net assets at June 30, 2026		$232,026

*	Refer to Note 5 for further information on unfunded commitments and Note 7 for further information on the expense recoupment.

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (23,361 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$4,003	403	$9.93
Class A-2	10	1	9.93
Class A-3	2,088	210	9.94
Class F-2	61,001	6,142	9.93
Class F-3	164,914	16,604	9.93
Class R-6	10	1	9.93

Refer to the notes to financial statements.

24	Capital Group KKR Core Plus+

Financial statements (continued)
Statement of operations for the six months ended June 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$7,763
Dividends from affiliated issuers	86	$7,849
Fees and expenses*:
Investment advisory services	688
Distribution services	8
Transfer agent services	45
Administrative services	34
Accounting and administrative services	122
Trustees’ compensation	109
Auditing and legal	158
Registration statement and prospectus	63
Custodian	— †
Independent valuation services	75
Other	12
Total fees and expenses before waivers/reimbursements	1,314
Less:
Expense reimbursement	(312)
Total fees and expenses after waivers/reimbursements		1,002
Net investment income		6,847
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(207)
Affiliated issuers	3
Futures contracts	(3,314)
Forward currency contracts	(109)
Swap contracts	99
Currency transactions	(4)	(3,532)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(2,761)
Affiliated issuers	(1)
Futures contracts	1,268
Forward currency contracts	83
Swap contracts	34
Currency translations	(1)	(1,378)
Net realized gain (loss) and unrealized appreciation (depreciation):		(4,910)
Net increase (decrease) in net assets resulting from operations		$1,937
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

Capital Group KKR Core Plus+	25

Financial statements (continued)
Statement of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Period ended December 31,
	2026*	2025 †

Operations:
Net investment income	$6,847	$7,716
Net realized gain (loss)	(3,532)	2,592
Net unrealized appreciation (depreciation)	(1,378)	1,618
Net increase (decrease) in net assets resulting from operations	1,937	11,926
Distributions paid or accrued to shareholders	(7,037)	(9,687)
Net capital share transactions	14,430	220,457
Total increase (decrease) in net assets	9,330	222,696
Net assets:
Beginning of period	222,696	—
End of period	$232,026	$222,696

*	Unaudited.
†	For the period April 24, 2025 through December 31, 2025.

Refer to the notes to financial statements.

26	Capital Group KKR Core Plus+

Financial statements (continued)
Statement of cash flows for the six months ended June 30, 2026unaudited

(dollars in thousands)
Cash flows from operating activities:
Net increase in net assets resulting from operations	$1,937
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(117,305)
Proceeds from sales and repayments of investment securities	110,272
Net purchases, sales and maturities of short-term investments	(352)
Payment-in-kind income	(22)
Net realized (gain) loss on investments	204
Net unrealized (appreciation) depreciation on investments	2,762
Net unrealized (appreciation) depreciation on forward currency contracts	(83)
Net amortization of premium (accretion of discount)	(252)
Changes in assets and liabilities:
(Increase) decrease in receivables for sales of investments	(1,048)
(Increase) decrease in receivables for dividends and interest	(157)
(Increase) decrease in receivables for variation margin on futures contracts	12
(Increase) decrease in receivables for variation margin on centrally cleared swap contracts	6
(Increase) decrease in receivables for expense reimbursement	342
(Increase) decrease in other receivables	(6)
Increase (decrease) in payables for purchases of investments	(814)
Increase (decrease) in payables for investment advisory services	(690)
Increase (decrease) in payables for variation margin on futures contracts	112
Increase (decrease) in payables for services provided by related parties	(34)
Increase (decrease) in other payables	(128)
Increase (decrease) in payables for trustees’ deferred compensation	14
Net cash provided by (used in) operating activities	(5,230)

Cash flows from financing activities:
Distributions paid to shareholders	(8,621)
Proceeds from sales of fund’s shares	16,079
Payments on shares repurchased	(1,545)
Net cash provided by (used in) financing activities	5,913
Net increase (decrease) in cash	683
Cash at beginning of period	947
Cash at end of period	$1,630

Supplemental disclosure of cash flow information:
Reinvestment of distributions	$113
Refer to the notes to financial statements.

Capital Group KKR Core Plus+	27

Notes to financial statementsunaudited
1. Organization

Capital Group KKR Core Plus+ (the “fund”) was organized on October 4, 2024 as a Delaware statutory trust. The fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a nondiversified, closed-end management investment company operating as an interval fund, and its shares are registered under the Securities Act of 1933. The fund’s investment objective is to provide a high level of current income and seek maximum total return, consistent with preservation of capital. The fund seeks to allocate approximately 60% of its net assets to public debt assets and approximately 40% to private credit assets. Capital Research and Management Company (“CRMC”) is the fund’s investment adviser. KKR Credit Advisors (US) LLC (“KKR”) is the fund’s sub-adviser and primarily manages private credit assets held by the fund.
The fund has six share classes consisting of five retail share classes (Classes A, A-2, A-3, F-2 and F-3) and one retirement plan share class (Class R-6). The retirement plan share class is generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption
Class A	Up to 3.75%	0.75% for redemptions within 18 months of purchase for investments of $500,000 or more
Class A-2	Up to 2.00%	1.00% for redemptions within one year of purchase for investments of $250,000 or more
Class A-3	None	None
Classes F-2 and F-3	None	None
Class R-6	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are

28	Capital Group KKR Core Plus+

allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

CRMC, the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities and loans other than directly originated loans, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Example of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral characteristics or performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the

Capital Group KKR Core Plus+	29

spot and forward exchange rates obtained from a third- party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. Directly originated loans are valued on an individual loan basis. The fair value of each loan may be informed by the inputs of third-party services. These valuations will incorporate borrower-specific information such as credit performance, significant events affecting the borrower or underlying collateral, and relevant market developments each business day that the New York Stock Exchange is open. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Loans	$—	$1,442	$76,853	$78,295
Corporate bonds and notes	—	66,115	2,683	68,798
Mortgage-backed obligations	—	31,645	—	31,645
Asset-backed obligations	—	25,914	2,817	28,731
U.S. Treasury bonds and notes	—	10,570	—	10,570
Bonds & notes of governments & government agencies outside the U.S.	—	1,509	—	1,509
Convertible bonds and notes	—	176	—	176
Common stock and other investments	2	—	3,997	3,999
Short-term securities	9,545	—	—	9,545
Total	$9,547	$137,371	$86,350	$233,268

30	Capital Group KKR Core Plus+

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$851	$—	$—	$851
Unrealized appreciation on forward currency contracts	—	79	—	79
Unrealized appreciation on centrally cleared interest rate swaps	—	139	—	139
Unrealized appreciation on centrally cleared credit default swaps	—	— [2]	—	— [2]
Liabilities:
Unrealized depreciation on futures contracts	(29)	—	—	(29)
Total	$822	$218	$—	$1,040
1
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
2
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):
	Loans	Corporate bonds and notes	Asset-backed obligations	Common stock and other investments	Total
Beginning value at December 31, 2025	$72,782	$2,731	$5,425	$2,234	$83,172
Transfers into Level 3[3]	—	—	—	—	—
Purchases	11,322	—	470	2,155	13,947
Sales and paydowns	(6,461)	—	(3,001)	(384)	(9,846)
Accrued premiums/discounts	34	—	(13)	—	21
Net realized gain (loss)[4]	18	—	—	6	24
Unrealized appreciation (depreciation)[4]	(842)	(48)	(64)	(14)	(968)
Transfers out of Level 3[3]	—	—	—	—	—
Ending value at June 30, 2026	$76,853	$2,683	$2,817	$3,997	$86,350
Net unrealized appreciation (depreciation) on Level 3 investment securities held at June 30, 2026	$(794)	$(48)	$(64)	$(14)	$(920)
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
4
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2026	Valuation technique(s)	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Loans	$76,853	Yield analysis	Yield	5% - 18%	9%	Decrease
			Discount margin	2% - 9%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Corporate bonds and notes	2,683	Yield analysis	Yield	7%	7%	Decrease
Asset-backed obligations	2,817	Yield analysis	Yield	6% - 21%	8%	Decrease
			Discount margin	6% - 11%	10%	Decrease
Common stock and other investments	3,997	Yield analysis	Yield	10% - 18%	12%	Decrease
			Discount margin	6%	6%	Decrease
Total	$86,350
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input.
Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Capital Group KKR Core Plus+	31

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Repurchase offers risk — The fund is an interval fund and, in order to provide liquidity to shareholders, the fund, subject to applicable law, will conduct periodic repurchase offers of 5% to 25% of its outstanding shares at net asset value, subject to approval of the board. The fund expects initially to conduct quarterly repurchase offers for 10% of its outstanding shares under ordinary circumstances. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may request that more shares be repurchased than they wish to have repurchased in a particular month, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the net asset value per share of shares subject of a repurchase request in a repurchase offer may decline to the extent there is any delay between the repurchase request deadline and the date on which the net asset value for tendered shares is determined. Such fluctuations may be exacerbated by currency fluctuations to the extent the fund invests in securities denominated in currencies other than the U.S. dollar. The net asset value on the repurchase request deadline or the repurchase pricing date may be higher or lower than on the date a shareholder submits a repurchase request.
The fund believes that these repurchase offers are generally beneficial to the fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the fund to be fully invested or force the fund to maintain a higher percentage of its assets in liquid investments than would otherwise be the case, which could adversely affect the fund’s investment performance. In addition, diminution in the size of the fund through repurchases may result in an increased expense ratio for shareholders who do not submit a repurchase request, may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant) and, unless offset by sufficient sales of fund shares, may limit the ability of the fund to participate in new investment opportunities or to achieve its investment objective.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.
Investing in debt instruments — The prices of, and the income generated by, bonds, loans and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-based finance securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased repurchase requests from fund shareholders. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt

32	Capital Group KKR Core Plus+

securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The investment adviser and the sub-adviser rely on their own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.
Investing in illiquid investments and liquidity risk — The sub-adviser expects to invest primarily in private, illiquid securities. Illiquid assets may be more difficult to value, especially in changing markets. In addition, illiquid securities are typically subject to restrictions on resale and the fund may be legally, contractually or otherwise prohibited from selling or disposing certain investments for a period of time. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Fund holdings in general may be or may become difficult or impossible to sell, particularly during times of market turmoil. In addition legal or contractual restrictions on resale, liquidity may be impacted by the lack of an active market for a holding or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, than those in the U.S. As a result, the fund’s investments outside the U.S. may be subject to limited available information and, may be more difficult to value than investments in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have

Capital Group KKR Core Plus+	33

substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in mortgage-related and other asset-based finance securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-based finance securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Investments in such securities may include collateralized debt obligations, such as collateralized loan obligations and collateralized mortgage obligations, and may, from time to time, include lower-rated tranches of these instruments. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-based finance securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-based finance securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-based finance securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.
Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investing in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined

34	Capital Group KKR Core Plus+

price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Currency — The prices of, and the income generated by, debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in subordinated and unsecured or partially secured loans — The fund will, from time to time, invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan could have a claim on the same collateral pool as the first lien or it could be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than Senior Loans of the same borrower.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Valuation risk — Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans or fixed-income instruments to trade. Loans and fixed-income instruments are generally valued at evaluated prices obtained from third-party pricing vendors and generally trade on an OTC market which could be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments generally carries more risk than that of common stock. In addition, other market participants may value securities differently than the fund. As a result, the fund may be subject to the risk that when a loan or fixed-income instrument is sold in the market, the amount received by the fund is less than the value carried on the fund’s books. These risks are heightened with respect to private fixed-income instruments, which rarely have readily available market quotations. As a result, such securities require the investment adviser to estimate, in accordance with their valuation policies, the fair value of such investments on the valuation date. Fair value pricing is based on subjective judgments, significant unobservable inputs and may differ materially from the value that would be realized if the security were to be sold. Absent bad faith or manifest error, valuation determinations of the investment adviser will be conclusive and binding on shareholders of the fund.
Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Capital Group KKR Core Plus+	35

Dependence on investment adviser and sub-adviser — The fund’s strategy to invest in publicly-traded fixed income securities and private credit loans and securities is highly dependent on the strategic partnership between, and the investment advisory services provided by, both the investment adviser and the sub-adviser. As a result, the investment adviser and sub-adviser have agreed that the investment adviser will terminate its own Investment Advisory and Service Agreement with the fund if it or the board of the fund provides notice of termination or non-renewal of the investment adviser’s Subadvisory Agreement with KKR with respect to the fund without cause. If the Subadvisory Agreement and/or the Investment Advisory and Service Agreement is terminated for any reason, the fund would incur costs in order to find a replacement adviser and, in the event it were unable to find a replacement adviser, may be forced to liquidate.
Management — The investment adviser and sub-adviser to the fund actively manage the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser or sub-adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loans — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. These loans are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The fund also invests in loans originated or negotiated by non-bank lenders in private markets, including first-lien loans, unsecured loans and secured subordinated loans (such as second and lower lien loans). Due to their unsecured or partially secured status, lower lien loans involve a higher degree of risk overall than senior loans of the same borrower. A loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. There may be no active trading market for some loans, and the fund may not be able to readily dispose of certain loans at desired prices.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to make certain investments, including unsettled bank loan purchase transactions. The table below presents the fund’s unfunded commitments as of June 30, 2026 (dollars in thousands). Net unrealized appreciation is disclosed as net unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation or depreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Commitment	Unfunded commitment	Unrealized appreciation (depreciation)
Corporate bonds and notes:
NFE Brazil Investments, LLC	48	—
Loans:
AGS Health BCP Holdings, Inc.	102	(3)
AGS Health BCP, LLC	57	(1)
Ares Secondaries Pbn Finance Co. IV, LLC	926	4
Astra Service Partners, LLC	118	— *
Bonterra, LLC	562	(8)
Cast & Crew, LLC	163	—
Com Laude Group, Ltd.	105	(2)
Conservice Midco, LLC	60	(1)
Denali Topco, LLC	30	(1)
Diamondback Acquisition, Inc.	220	(12)
Dispatch Acquisition Holdings, LLC	91	— *
Refer to the end of the table(s) for footnote(s).

36	Capital Group KKR Core Plus+

Commitment	Unfunded commitment	Unrealized appreciation (depreciation)
Elk Bidco, Inc.	952	(6)
Falconwing Aero Leasing DAC	281	2
Flexera Software, LLC	28	(1)
FSS Buyer, LLC	230	(2)
Hbwm Intermediate II, LLC	174	1
Higginbotham Insurance Agency, Inc.	67	— *
Horizon CTS Buyer, LLC	392	2
HP TLE Buyer, Inc.	146	—
Invited, Inc.	46	— *
Jeppesen Holdings, LLC	61	(1)
John Wood Group PLC	780	(11)
KKR Maguire Levered Borrower, LLC	66	— *
Koala Investment Holdings, Inc.	64	— *
Likewize Receivables, LLC	252	—
Medmark Media Communications, Inc.	158	— *
Med-Metrix, LLC	739	(5)
Navex Global Holding Co.	44	(1)
NFO Orange Buyer, LLC	205	(1)
Oak Funding, LLC	88	1
Opalite Buyer, Inc.	95	(2)
Pavement Preservation Group, Inc.	11	—
Pike Group, Inc.	266	(3)
PPV Intermediate Holdings, LLC	147	(4)
Premise Health Holdings Corp.	122	(1)
Pros Parent, Inc.	104	(3)
Railpros, Inc.	53	—
Rialto Management Group, LLC	65	— *
Saber Parent Holdings Corp.	211	(2)
Safety Borrower Holdings, LLC	125	(3)
Setna Aero Lease 3 Borrower, LLC	7	— *
Sothebys Art Payments, LLC	300	—
Stepstone Boulder II, LP	221	—
TPSI Receivables, LLC	1,158	19
Truck-Lite Co., LLC	445	— *
Vamos Bidco, Inc.	747	(23)
VIB Trade Receivable DAC	639	—
W. A. Kendall and Co., LLC	924	—
Webpros Holding SARL	101	(2)
West Star Aviation Acquisition, LLC	437	3
Woolpert, Inc.	43	(1)
Total loans	13,428	(68)
Total unfunded committments	$13,476	$(68)

* Amount less than one thousand.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts

Capital Group KKR Core Plus+	37

are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $137,471,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,555,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $9,385,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against

38	Capital Group KKR Core Plus+

existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund,as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $2,140,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$851	Unrealized depreciation*	$29
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	79	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	139	Unrealized depreciation*	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	— †	Unrealized depreciation*	—
			$1,069		$29

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk Type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(3,314)	Net unrealized appreciation (depreciation) on futures contracts	$1,268
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(109)	Net unrealized appreciation (depreciation) on forward currency contracts	83
Swap	Interest	Net realized gain (loss) on swap contracts	121	Net unrealized appreciation (depreciation) on swap contracts	34
Swap	Credit	Net realized gain (loss) on swap contracts	(22)	Net unrealized appreciation (depreciation) on swap contracts	—
			$(3,324)		$1,385
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
†
Amount less than one thousand.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparties. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment

Capital Group KKR Core Plus+	39

portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of New York Mellon	$77	$—	$—	$—	$77
Morgan Stanley	2	—	—	—	2
Total	$79	$—	$—	$—	$79
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the six months ended June 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses, short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydown on certain securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

40	Capital Group KKR Core Plus+

The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, December 31, 2025, were as follows (dollars in thousands):

Undistributed ordinary income	$206
As of June 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$1,594
Gross unrealized depreciation on investments	(2,461)
Net unrealized appreciation (depreciation) on investments	(867)
Cost of investments	234,135
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
Share class	Six months ended June 30, 2026	Period ended December 31, 2025[1]
Class A	$71	$45
Class A-2	— [2]	— [2]
Class A-3[3]	49	23
Class F-2	1,763	1,629
Class F-3	5,154	7,989
Class R-6	— [2]	1
Total	$7,037	$9,687

[1]	For the period April 24, 2025 through December 31, 2025.
[2]	Amount less than one thousand.
[3]	Class A-3 shares began investment operations on September 2, 2025.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.61% of daily net assets. Sub-advisory fees for the fund are paid by CRMC to KKR. The fund is not responsible for paying any sub-advisory fees.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class.  The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for the share classes indicated below. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 0.75% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class A-2	0.55	0.75
Class A-3	0.75	0.75
For Class A and A-2 shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months

Capital Group KKR Core Plus+	41

but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2026, unreimbursed expenses subject to reimbursement totaled $9,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class A-2 shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
For the six months ended June 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$1	$2	$— *
Class A-2	—	— *	— *
Class A-3	7	1	— *
Class F-2	Not applicable	41	9
Class F-3	Not applicable	1	25
Class R-6	Not applicable	— *	— *

Total class-specific expenses	$8	$45	$34
*
Amount less than one thousand.
Expense reimbursement — CRMC and KKR have entered into an expense limitation agreement under which CRMC and KKR have agreed to reimburse the fund to the extent certain fund offering and operating expenses ("specified expenses") exceed 0.20% of the average daily net assets of each share class (“expense limit”). The expense limit is calculated on a class-by-class basis and is exclusive of (i) advisory fees, including sub-advisory fees and administrative services fees, (ii) distribution or shareholder servicing fees, (iii) transfer agency fees, (iv) certain portfolio transaction and other investment-related costs, (v) interest expense and other financing costs, (vi) taxes, (vii) acquired fund fees and expenses, (viii) litigation and indemnification expenses, (ix) judgments, and (x) extraordinary expenses. CRMC and KKR may recoup their respective share of amounts reimbursed during the previous thirty-six months, to the extent the fund’s estimated annualized specified expenses, calculated on a monthly basis, is less than the expense limit for such month. The reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC and KKR. For the six months ended June 30, 2026, total fees and expenses reimbursed by CRMC and KKR were $312,000.
Organizational and initial offering expenses — CRMC and KKR have agreed to bear the organizational and initial offering expenses incurred with respect to the fund. CRMC and KKR do not intend to recoup these expenses.
Accounting and administrative services – The fund has a sub-administration agreement with The Bank of New York Mellon (“BNY”) under which the fund compensates BNY for providing accounting and administrative services to each of the fund’s share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY is not a related party to the fund.
Trustees deferred compensation — The board of trustees has adopted a deferred compensation plan. Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other Capital Group Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $109,000 in the fund’s statement of operations reflects current fees.

42	Capital Group KKR Core Plus+

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees will receive any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales[1]		Reinvestment of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class A	$2,160	216	$1	— [2]	$(13)	(1)	$2,148	215
Class A-2	—	—	—	—	—	—	—	—
Class A-3	600	59	40	4	— [2]	— [2]	640	63
Class F-2	10,167	1,010	71	7	(1,400)	(140)	8,838	877
Class F-3	2,935	292	1	— [2]	(132)	(13)	2,804	279
Class R-6	—	—	—	—	—	—	—	—
Total net increase (decrease)	$15,862	1,577	$113	11	$(1,545)	(154)	$14,430	1,434

For the period April 24, 2025 through December 31, 2025
Class A	$1,947	191	$1	— [2]	$(32)	(3)	$1,916	188
Class A-2	10	1	—	—	—	—	10	1
Class A-3[3]	1,486	145	18	2	—	—	1,504	147
Class F-2	53,805	5,282	58	6	(231)	(23)	53,632	5,265
Class F-3	163,385	16,325	—	—	—	—	163,385	16,325
Class R-6	10	1	—	—	—	—	10	1
Total net increase (decrease)	$220,643	21,945	$77	8	$(263)	(26)	$220,457	21,927
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Class A-3 shares began investment operations on September 2, 2025.
10. Repurchase offers

As a closed-end interval fund, pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended ("Rule 23c-3"), the fund has adopted a fundamental policy to either conduct quarterly repurchase offers of between 5% and 25% of its outstanding shares at net asset value per share or, if permitted by SEC exemptive relief or amendments to Rule 23c-3, make monthly repurchase offers to repurchase not less than 5% of its outstanding shares in any month and not more than 25% of its outstanding shares in any three-month

Capital Group KKR Core Plus+	43

period, in each case unless suspended or postponed in accordance with regulatory requirements. The fund currently conducts quarterly repurchase offers for up to 10% of its outstanding shares under ordinary circumstances, subject to approval of the board of trustees.
Repurchases generally are funded from available cash, cash from the sale of shares or sales of portfolio securities. While the fund believes repurchases are generally beneficial to shareholders, repurchase offers and the need to fund repurchase obligations may affect the ability of the fund to be fully invested, which may reduce returns. In addition, diminution in the size of the fund through repurchases without offsetting new sales, may result in untimely sales of portfolio securities (with imputed transaction costs, which may be significant) and a higher expense ratio, and may limit the ability of the fund to participate in new investment opportunities. The fund may also sell portfolio securities to meet repurchase obligations which, in certain circumstances, may adversely affect the market for loans and reduce the fund’s value.
The fund will initially make quarterly repurchase offers. The date on which the repurchase price for shares is determined will occur no later than the 14th day after the repurchase request deadline (or the next business day, if the 14th day is not a business day). When a repurchase offer commences, the fund sends written notice to each shareholder at least 21 and no more than 42 days before the repurchase request deadline. The purchase price will be the net asset value of the fund as determined at the close of business on the repurchase pricing date.
In the event a repurchase offer is oversubscribed, the fund may, but is not required to, repurchase additional shares up to a maximum of 2% of the fund’s outstanding shares as of the repurchase request deadline. If the fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender shares in an amount exceeding the repurchase offer amount plus 2% of the outstanding shares on the repurchase request deadline, the fund will repurchase such shares on a pro rata basis.
For the six months ended June 30, 2026, repurchase offers were as follows (dollars and shares in thousands, except per-share amounts):
Commencement date	Repurchase request deadline /pricing date	Percentage of outstanding shares requested for repurchase	Repurchase price	Amount repurchased	Number of outstanding shares repurchased	Percentage of outstanding shares repurchased
January 19, 2026	February 18, 2026	0.20%	$10.19	$445	44	0.20%
April 20, 2026	May 20, 2026	0.46	9.89	1,100	110	0.46
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $32,588,000 and $24,366,000, respectively, during the six months ended June 30, 2026.
12. Ownership concentration

As of June 30, 2026, CRMC and KKR (and/or its affiliates collectively) each held 32%, and collectively held 64%, of the fund’s outstanding shares.

44	Capital Group KKR Core Plus+

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net assets value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse ments[5,6]	Ratio of expenses to average net assets after waivers/ reimburse ments[2,5,6]	Ratio of net income (loss) to average net assets[2,5]

Class A:
6/30/2026[7,8]	$10.16	$0.28	$(0.22)	$0.06	$(0.28)	$(0.01)	$(0.29)	$9.93	0.68%	$4	1.61%	1.34%	5.69%
12/31/2025[7,9]	10.00	0.38	0.24	0.62	(0.41)	(0.05)	(0.46)	10.16	5.17	2	1.59	1.33	5.53
Class A-2:
6/30/2026[7,8]	10.16	0.29	(0.22)	0.07	(0.29)	(0.01)	(0.30)	9.93	0.80 [10]	— [11]	1.37 [10]	1.10 [10]	5.86 [10]
12/31/2025[7,9]	10.00	0.39	0.24	0.63	(0.42)	(0.05)	(0.47)	10.16	5.29 [10]	— [11]	1.35 [10]	1.09 [10]	5.59 [10]
Class A-3:
6/30/2026[7,8]	10.16	0.26	(0.21)	0.05	(0.26)	(0.01)	(0.27)	9.94	0.49	2	1.95	1.67	5.33
12/31/2025[7,12]	10.19	0.18	0.06	0.24	(0.22)	(0.05)	(0.27)	10.16	2.40	1	1.85	1.59	5.45
Class F-2:
6/30/2026[7,8]	10.16	0.30	(0.22)	0.08	(0.30)	(0.01)	(0.31)	9.93	0.86	61	1.26	0.98	6.00
12/31/2025[7,9]	10.00	0.41	0.23	0.64	(0.43)	(0.05)	(0.48)	10.16	5.36	54	1.21	0.95	5.82
Class F-3:
6/30/2026[7,8]	10.16	0.30	(0.21)	0.09	(0.31)	(0.01)	(0.32)	9.93	0.93	165	1.12	0.84	6.12
12/31/2025[7,9]	10.00	0.41	0.24	0.65	(0.44)	(0.05)	(0.49)	10.16	5.47	166	1.10	0.84	5.84
Class R-6:
6/30/2026[7,8]	10.16	0.30	(0.21)	0.09	(0.31)	(0.01)	(0.32)	9.93	0.92	— [11]	1.11	0.85	6.12
12/31/2025[7,9]	10.00	0.41	0.24	0.65	(0.44)	(0.05)	(0.49)	10.16	5.47	— [11]	1.10	0.84	5.83

Portfolio turnover rate for all share classes[13,14,15]	Six months ended June 30, 2026[3,7,8]	Period ended December 31, 2025[3,7,9]
Including mortgage dollar roll transactions	53%	267%
Excluding mortgage dollar roll transactions	45%	113%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain fee waivers and/or expense reimbursements less recoupments.
[3]	Not annualized.
[4]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[5]	Annualized.
[6]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[7]	Based on operations for a period that is less than a full year.
[8]	Unaudited.
[9]
For the period April 24, 2025 through December 31, 2025, except total return. Total return shown is measured from April 29, 2025, when shares were first offered to the public, and does not include performance during the seed period. If performance during the seed period were included, total return would be approximately 1.05% higher than amounts shown.

[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Class A-3 shares began investment operations on September 2, 2025.
[13]	Refer to Note 5 for further information on mortgage dollar rolls.
[14]	Rates exclude in-kind transactions, if any.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Capital Group KKR Core Plus+	45

Intentionally Left Blank

46	Capital Group KKR Core Plus+

Intentionally Left Blank

Capital Group KKR Core Plus+	47

Intentionally Left Blank

48	Capital Group KKR Core Plus+

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518
Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406
Investment subadviser
KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, CA 94104
Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280
Custodian of assets
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Counsel
Stradley Ronon Stevens & Young, LLP
100 Park Avenue, Suite 2000
New York, NY 10017
Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188
Principal underwriter
Capital Client Group, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
"Capital Group Proxy Voting Procedures and Principles" — which describes how the fund’s investment adviser votes proxies of securities held in the portion of the fund managed by the investment adviser — is available on the Capital Group website or upon request by calling AFS. The sub-adviser votes proxies of securities held in the portion of the fund it manages. The sub-adviser’s proxy voting policy is designed to ensure that all proxies are voted in the best interest of the sub-adviser’s clients, to provide disclosure of the sub-adviser’s proxy voting records, and to ensure that certain documentation is retained. To assist it in its proxy-voting responsibilities, the sub-adviser subscribes to proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), which provides the sub-adviser with independent analysis and recommendation with respect to proxy proposals that the sub-adviser votes on behalf of its clients. The sub-adviser retains ultimate voting discretion with respect to its clients and may depart from an ISS recommendation in order to avoid voting decisions believed to be contrary to the best interests of its clients. The sub-adviser may be subject to conflicts of interest in the voting of proxies. If at any time the sub-adviser becomes aware of an existing or potential conflict of interest relating to a particular proxy proposal, the sub-adviser’s conflicts committee, or its designee, must be notified. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or on our website or by calling AFS.
Capital Group KKR Core Plus+ files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
KKR Credit Advisors (US) LLC serves as the sub-adviser with respect to the management of the fund’s private credit assets. Capital Group and KKR are not affiliated. The two firms maintain an exclusive partnership to manage and deliver public-private investment solutions to investors.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. PVGESRX-400-0826P   Printed in USA   CGD/CGRC/10770-S114962   © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 1 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not an open-end management investment company.

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not an open-end management investment company.

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not an open-end management investment company.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not an open-end management investment company.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for filing of semi-annual reports to shareholders.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) Not applicable for filing of semi-annual reports to shareholders.

(a)(3) Not applicable for filing of semi-annual reports to shareholders.

(a)(4) Not applicable for filing of semi-annual reports to shareholders.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Period	Date of Purchase	Share Class	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
1/1/26-1/31/26	-	-	-	-	-	-
2/1/26-2/28/26	-	-	-	-	-	-
3/1/26-3/31/26	-	-	-	-	-	-
4/1/26-4/30/26	-	-	-	-	-	-
5/1/26-5/31/26	-	-	-	-	-	-
6/1/26-6/30/26	-	-	-	-	-	-

Footnotes:

a. The notice of repurchase offers occurs quarterly in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, with the first repurchase offer having occurred in November 2025.

b. The Fund currently conducts quarterly repurchase offers for 10% of its outstanding shares under ordinary circumstances, subject to approval of the board.

c. The Fund’s repurchase plans are ongoing.

d. The Fund’s repurchase plans are ongoing.

e. The Fund’s repurchase plans are ongoing.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group KKR Core Plus (plus)

By /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 04, 2026

By /s/ Brian C. Janssen

Brian C. Janssen,

Treasurer and Principal Financial Officer

Date: September 04, 2026